TABLE OF CONTENTS
--------------------------------------------------------------------------------

A MESSAGE TO SHAREHOLDERS ...............................................     2
INVESTMENT MANAGEMENT TEAM ..............................................     3
GENERAL MARKET AND ECONOMIC INFORMATION .................................     4

PORTFOLIO MANAGERS' COMMENTS AND SCHEDULE OF INVESTMENTS

   Matthews Asian Growth and Income Fund (MACSX) ........................     5
   Matthews Asian Technology Fund (MATFX) ...............................     8
   Matthews Dragon Century China Fund (MCHFX) ...........................    11
   Matthews Japan Fund (MJFOX) ..........................................    14
   Matthews Korea Fund (MAKOX) ..........................................    16
   Matthews Pacific Tiger Fund (MAPTX) ..................................    19

FINANCIAL STATEMENTS

   Statements of Assets and Liabilities .................................    22
   Statements of Operations .............................................    23
   Statements of Changes in Net Assets ..................................    24
   Financial Highlights .................................................    27
   Notes to Financial Statements ........................................    31
   Report of Independent Auditors .......................................    36

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WWW.MATTHEWSFUNDS.COM

A MESSAGE TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Fellow Shareholders,

The twelve-month period ending August 31, 2000 has seen Asia continue to build on its recovery from the financial turmoil of two years ago. China has made substantial progress towards its goal of full World Trade Organization membership; North and South Korea have made historic steps towards long term peace; Japan has continued to show slow but steady improvement in its economic reform process and real economies across the region have seen restored growth.

In spite of these substantive and real advances in Asia, the financial markets of the region have remained mixed, plagued by self-doubt and external skepticism that the "Crisis" is truly over. After the markets' dramatic recovery in 1999, some period of consolidation and correction was perhaps inevitable. We firmly believe that Asia is now well positioned to continue to build on its post-Crisis achievements and that the overall environment for equity investors in the region is extremely positive with solid corporate earnings growth and low inflation.

Economic performance around the region has been generally positive. For the full year 2000, growth estimates now range from 2% in Japan to 9% in China, with the rest of the region somewhere in between. Central banks across the region remain relatively cautious, continuing to maintain near record levels of foreign exchange reserves and only modestly expansionary monetary policies. In the meantime, at the company level where we focus most of our attention, the drive to improve capital returns and corporate governance continues with varied success.

The approximately 150 companies in which we are invested in Asia are on average seeing revenue and profit expansion this year of between 10% and 30%. The level of mergers and acquisitions is still not up to levels that are considered normal in developed markets. Governments in Asia are still prone to believing they can control factors that should be left to the market. Overall, however, Asia's financial markets are operating with greater transparency and better governance than they were three years ago.

With the addition of the Matthews Asian Technology Fund launched at the end of 1999, our fund family now includes six no-load Asian portfolios. With three diversified regional funds and three single country funds, our fund family offers a sophisticated range of investment vehicles for participation in the Asian financial markets. We have recently launched our redesigned Web site, WWW.MATTHEWSFUNDS.COM, adding significant information for investors including monthly fund commentary by our portfolio managers and a discussion on the appropriate use of our funds in a globally diversified portfolio. Please visit WWW.MATTHEWSFUNDS.COM to take advantage of these new enhancements.

Thank you for your continued support,

/S/ SIGNATURE                                /S/ SIGNATURE

G. Paul Matthews                             Mark W. Headley
Chairman and Chief Investment Officer        President and Portfolio Manager

--------------------------------------------------------------------------------
2                                                            800.789.ASIA [2742]

MATTHEWS INTERNATIONAL CAPITAL MANAGEMENT, LLC INVESTMENT MANAGEMENT TEAM
--------------------------------------------------------------------------------

[PHOTO OMITTED]

                                G. Paul Matthews
                                    CHAIRMAN,
                            CHIEF EXECUTIVE OFFICER,
                            CHIEF INVESTMENT OFFICER

                                Andrew T. Foster
                                    ASSISTANT
                                PORTFOLIO MANAGER

                                 Mark W. Headley
                                   PRESIDENT,
                                PORTFOLIO MANAGER

                                 James M. Bogin
                                PORTFOLIO MANAGER

                                 Richard H. Gao
                                PORTFOLIO MANAGER

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WWW.MATTHEWSFUNDS.COM                                                          3

GENERAL MARKET AND ECONOMIC INFORMATION
--------------------------------------------------------------------------------

               ASIA EX-JAPAN VS. US AND INTERNATIONAL STOCK MARKETS
                           DECEMBER 1987-SEPTEMBER 2000
--------------------------------------------------------------------------------


[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                                     MSCI                 MSCI
                                 ALL COUNTRY             EUROPE
                                   FAR EAST             AUSTRALIA
                                   EX JAPAN             FAR EAST
               S&P 500(1)          INDEX(2)             INDEX(3)
Mar.  88         5.68%               21.83%              15.32%
Sept. 88        13.08                79.54               11.11
Mar.  89        24.81               102.81               29.02
Sept. 89        50.32               138.06               36.22
Mar.  90        48.81               139.08               14.38
Sept. 90        36.44                36.58               -1.09
Mar.  91        70.22                87.53               17.66
Sept. 91        78.87                87.80               20.97
Mar.  92        88.96               101.53                8.59
Sept. 92        98.62                99.34               12.76
Mar.  93       117.70               131.55               21.62
Sept. 93       124.33               166.65               42.93
Mar.  94       120.85               221.50               49.40
Sept. 94       132.60               293.38               57.39
Mar.  95       155.17               250.32               58.92
Sept. 95       201.70               255.15               67.00
Mar.  96       237.01               278.20               79.05
Sept. 96       263.00               284.32               81.93
Mar.  97       303.80               283.39               82.20
Sept. 97       409.76               239.93              104.66
Mar.  98       497.49               156.72              116.68
Sept. 98       455.94                61.98               88.12
Mar.  99       607.84               136.16              130.47
Sept. 99       610.45               201.56              147.03
Mar.  00       734.80               275.58              189.01
Sept. 00       704.75               181.56              155.49

              PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1)  The S&P 500 Index is a capitalization-weighted index of 500 U.S. stocks.
(2) The MCSI All Country Far East ex-Japan Index is an unmanaged capitalization-weighted index of stock markets in the Pacific region excluding Japan.
(3) The MCSI Europe, Australia, Far East Index is an unmanaged capitalization-weighted index of stock markets in Europe, Australia and the Far East.

                       ECONOMIC STATISTICS (AS OF 9/30/00)
--------------------------------------------------------------------------------

                                   2000E REAL 1999 REAL                                                  3Q00 THREE
                         2000E         GDP      GDP     2000E GDP   2000E GDP     2000E       1999E     MONTH INTEREST     2000E
                      POPULATION     GROWTH    GROWTH     (US $     PER CAPITA  INFLATION   INFLATION       RATE        CURRENT A/C
      MARKET          (MILLIONS)        %         %      BILLIONS)    (US $)        %           %             %          (% OF GDP)
                      ----------    --------  --------  ----------   --------   ---------     ------        ------      ------------
Japan.............        126.5       2.1%      0.5%     4,783.0      37,795      (0.5%)      (0.5%)         0.25%          2.6%
China.............      1,261.8       8.5%      7.1%     1,072.0         850       0.3%       (1.4%)         2.0%           1.1%
Hong Kong.........          7.1      10.0%      3.1%       166.6      23,411      (3.7%)      (4.0%)         6.2%           4.1%
Indonesia.........        224.8       3.5%      0.3%       184.0         819       4.0%       20.5%         12.7%           7.2%
Malaysia..........         21.8       9.0%      5.6%        87.5       4,015       1.8%        2.8%          3.8%           8.5%
Philippines.......         81.2       3.5%      3.3%        77.5         955       4.5%        6.7%          9.0%          10.3%
Singapore.........          4.2       8.0%      5.4%        92.7      22,331       1.7%        0.4%          2.7%          25.3%
South Korea.......         47.5       9.0%     10.7%       486.5      10,248       2.0%        0.8%          8.7%           1.4%
Taiwan............         22.2       6.7%      5.7%       328.6      14,808       1.3%        0.2%          5.4%           0.1%
Thailand..........         61.2       5.7%      4.2%       121.6       1,986       1.7%        0.3%          4.0%           9.0%

SOURCE: U.S. CENSUS BUREAU, GOLDMAN SACHS, ABN AMRO

--------------------------------------------------------------------------------
4                                                            800.789.ASIA [2742]

PORTFOLIO MANAGER'S COMMENTS
--------------------------------------------------------------------------------
MATTHEWS ASIAN GROWTH AND INCOME FUND
Portfolio Manager: G. Paul Matthews

Q: WHAT FACTORS  CONTRIBUTED TO THE FUND'S  OUTPERFORMANCE  OF ITS BENCHMARK FOR
   THE FISCAL YEAR ENDED AUGUST 31, 2000?

A: During the fiscal year that ended August 31st 2000, the Matthews Asian Growth and Income Fund gained 18.68%, significantly outperforming the MSCI Far East Ex-Japan Index(1), which declined (2.50%) during the period. This outperformance was due to two factors. Firstly, the individual securities included in the portfolio have been selected based on their ability to pay a current return to shareholders, either through dividends or a fixed return on a convertible bond. During the twelve months under review, the market has favored this type of security. Secondly, the Fund has held a high percentage of its investments in Hong Kong and China, where markets have performed better than other markets that are included in the Index.

Q: HOW DOES THE FUND ARRIVE AT ITS COUNTRY  WEIGHTINGS?

A: Our primary focus is selecting individual securities that have historically paid a higher level of income than is generally available, but which still have long-term growth potential. Because we are finding more such companies and securities in the more developed markets of Hong Kong, Korea, Singapore and Taiwan, we have tended to have higher exposure to those countries than to the lesser-developed ASEAN countries such as the Philippines, Thailand and Indonesia. The country weightings are therefore a byproduct of our "bottom up" process, rather than a deliberate attempt to forecast short-term country performance.

Q: WHAT NEW POSITIONS HAVE YOU ADDED TO THE PORTFOLIO?

A: We have been adding to equity positions that have historically paid out an above average level of dividend and where we believe those higher dividends are sustainable. We believe that the overall prospects for Asian financial markets are positive now that Asia's Financial Crisis is behind it and that the Fund should have more exposure to equities than has historically been the case. At year end approximately 35% of the funds portfolio was invested in dividend-paying equities, while 65% was invested in dollar-denominated convertible bonds that may be converted into Asian equities. Examples of equity positions added to the portfolio include Huaneng Power (a Chinese based electric utility), South China Morning Post (Hong Kong's leading English language newspaper), and Cafe de Coral (a Chinese style fast food chain based in Hong
Kong).

Q: WHAT IS THE OUTLOOK FOR ASIAN CONVERTIBLE  BONDS?

A: Asian convertible bonds tend to perform best when interest rates are falling and underlying equity markets are rising. Neither condition has prevailed so far in 2000. While the economies of the region are all at various stages of recovery, confidence is still fragile. We believe that as it becomes clearer that Asia's recovery is sustainable and will be long term in nature, the prospects for the underlying equity markets will improve, although interest rates may not fall much from current levels.


--------------------------------------------------------------------------------
                                FUND PERFORMANCE
--------------------------------------------------------------------------------
                       ANNUALIZED PERFORMANCE INFORMATION
                             (AS OF AUGUST 31, 2000)
--------------------------------------------------------------------------------
                                 MATTHEWS ASIAN
                             GROWTH AND INCOME FUND
                     One Year ....................... 18.68%
                     Five Years .....................  8.18%
                     Since inception (9/12/94) ......  6.97%
--------------------------------------------------------------------------------
                            MSCI ALL COUNTRY FAR EAST
                                EX-JAPAN INDEX(1)
                     One Year ...................... (2.50%)
                     Five Years .................... (1.52%)
                     Since 9/12/94 ................. (3.23%)
--------------------------------------------------------------------------------
                            MSCI ALL COUNTRY FAR EAST
                             FREE EX-JAPAN INDEX(2)
                     One Year ...................... (7.01%)
                     Five Years .................... (4.06%)
                     Since 9/12/94 ................. (4.66%)
--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                                 MATTHEWS         MSCI
                                  ASIAN        ALL COUNTRY
                                GROWTH AND      FAR EAST
                                  INCOME        EX-JAPAN
                                   FUND         INDEX(1)
                    09/12/94     $10,000         $10,000
                    02/95          9,722           8,879
                    08/95         10,089           8,873
                    02/96         11,124           9,563
                    08/96         11,122           9,658
                    02/97         12,095          10,326
                    08/97         12,754           9,017
                    02/98          9,873           6,769
                    08/98          8,256           3,798
                    02/99          9,117           5,520
                    08/99         12,603           8,430
                    02/00         13,872           9,299
                    08/00         14,957           8,220

              PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The MSCI All Country Far East ex-Japan Index is an unmanaged capitalization-weighted index of stock markets of Hong Kong, Taiwan, Malaysia, Singapore, Korea, Indonesia, Philippines, Thailand, and China.
(2) The MSCI All Country Far East ex-Japan Free Index is an unmanaged capitalization-weighted index of stock markets of Hong Kong, Taiwan, Singapore, Korea, Indonesia, Philippines, Thailand and China that excludes securities not available to foreign investors. Malaysia is not represented in the Index, and Taiwan is only represented at 50% of its total market cap.

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WWW.MATTHEWSFUNDS.COM                                                          5

MATTHEWS ASIAN GROWTH AND INCOME FUND    SCHEDULE OF INVESTMENTS AUGUST 31, 2000
--------------------------------------------------------------------------------

                                   SHARES       VALUE
                                   ------       -----

EQUITIES - 31.13%****
  CHINA/HONG KONG - 22.39%
  Cafe de Coral Holdings, Ltd.      936,000  $   354,036
  China Hong Kong Photo
     Products Holdings, Ltd.      1,654,003      165,417
  CLP Holdings, Ltd.                 64,500      289,453
  Hang Seng Bank, Ltd.               26,400      283,491
  Hong Kong Land Holdings, Ltd.      85,000      170,000
  Huaneng Power
     International, Inc. ADR         10,000      161,875
  Shangri-La Asia, Ltd.             260,000      263,360
  South China Morning
     Post Holdings, Ltd.            334,000      250,526
  The Wharf Holdings, Ltd.          126,000      299,685
  Vitasoy International
     Holdings, Ltd.               1,830,000      330,842
                                             -----------
  TOTAL CHINA/HONG KONG                        2,568,685
                                             -----------
  SOUTH KOREA - 6.67%
  Hana Bank                          42,930      230,767
  Hyundai Motor Co., Ltd., Pfd.      50,200      258,074
  Sindo Ricoh Co.                    11,170      276,039
                                             -----------
  TOTAL SOUTH KOREA                              764,880
                                             -----------
  TAIWAN - 0.05%
  Winbond Electronic Corp., GDR**       215        5,370
                                             -----------
  UNITED KINGDOM - 2.02%
  HSBC Holdings PLC Spon ADR          3,200      231,800
                                             -----------
TOTAL EQUITIES
   (Cost $3,313,132)                           3,570,735
                                             -----------
                                    FACE
                                   AMOUNT
                                   ------
INTERNATIONAL DOLLAR BONDS - 65.99%****
  CHINA/HONG KONG - 37.92%
  Hong Kong Land Co.
     4.000%, 02/23/01            $  550,000      541,750
  New World Infrastructure, Ltd.
     5.000%, 07/15/01               450,000      439,875
  Qingling Motors, Ltd.***
     3.500%, 01/22/02             1,300,000      412,750
  First Pacific Capital, Ltd.
     2.000%, 03/27/02               450,000      515,250
  Shanghai Industrial
     Investment Co.
     1.000%, 02/24/03               200,000      236,000
  COSCO Treasury Co., Ltd.
     1.000%, 03/13/03               400,000      480,000




                                 FACE AMOUNT    VALUE
                                 -----------    -----
  Zhenhai Refining &
     Chemical Co., Ltd.
     3.000%, 12/19/03            $  250,000   $  281,250
  Huaneng Power International
     Public Co., Ltd.
     1.750%, 05/21/04               500,000      566,250
  New World Cap Finl, Cnv.
     (New World Development)
     3.000%, 06/09/04               300,000      289,125
  Amoy Properties, Ltd.
     0.000%, 12/29/49               750,000      586,875
                                             -----------
  TOTAL CHINA/HONG KONG                        4,349,125
                                             -----------
  SINGAPORE - 12.49%
  Fullerton Global Corp.
     (Singapore Telecom)
     0.000%, 04/02/03               500,000      531,250
  Finlayson Global Corp.
     (DBS Holdings)***
     0.000%, 02/19/04               250,000      485,625
  Natsteel Electronics Cnv
     1.500%, 06/30/04               400,000      416,000
                                             -----------
  TOTAL SINGAPORE                              1,432,875
                                             -----------
  SOUTH KOREA - 6.42%
  Samsung SDI Co., Ltd.
     0.250%, 03/12/06               250,000      300,000
  Samsung Electronics Co.
     0.250%, 12/31/06                75,000      238,687
  Samsung Electronics Co.
     0.000%, 12/31/07               100,000      197,500
                                             -----------
  TOTAL SOUTH KOREA                              736,187
                                             -----------
  TAIWAN - 3.79%
  Winbond Electronics Corp.
     1.000%, 11/04/02               150,000      317,250
  Walsin Lihwa Corp.
     3.250%, 06/16/04               120,000      117,600
                                             -----------
  TOTAL TAIWAN                                   434,850
                                             -----------
  THAILAND - 5.37%
  Bank of Asia Public Co., Ltd.
     3.750%, 02/09/04               300,000      171,000
  Bangkok Bank Public Co.
     4.589%, 03/03/04               825,000      439,312
  Robinson Department Store
     4.250%, 04/07/04                50,000        5,000
                                             -----------
  TOTAL THAILAND                                 615,312
                                             -----------
TOTAL INTERNATIONAL
   DOLLAR BONDS
   (Cost $7,170,581)                           7,568,349
                                             -----------


--------------------------------------------------------------------------------
6                                                            800.789.ASIA [2742]

MATTHEWS ASIAN GROWTH AND INCOME FUND  SCHEDULE OF INVESTMENTS   AUGUST 31, 2000
--------------------------------------------------------------------------------

                                                VALUE
                                                -----

TOTAL INVESTMENTS - 97.12%****
   (Cost $10,483,713*)                       $11,139,084
CASH AND OTHER ASSETS,
   LESS LIABILITIES - 2.88%                      329,883
                                             -----------
NET ASSETS - 100.00%                         $11,468,967
                                             ===========

    * Cost for Federal income tax purposes is $10,483,713 and
      net unrealized appreciation consists of:
           Gross unrealized appreciation     $ 1,336,879
           Gross unrealized depreciation        (681,508)
                                             -----------
           Net unrealized appreciation       $   655,371
                                             ===========
   ** Non-income producing security
  *** Security exempt from registration under Rule 144A of the Securities Act of
      1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2000, the value of these securities amounted to $898,375 or 7.83% of net assets.
 **** As a percentage of net assets as of August 31, 2000.
ADR   - American Depositary Receipt
GDR   - Government Depositary Receipt
Pfd.  - Preferred
Cnv.  - Convertible

                 See accompanying notes to financial statements.




MARKET SECTOR DIVERSIFICATION
AS A PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES
  CONSUMER DISCRETIONARY ....................     15.31%
    Automobiles .............................      6.02%
    Distributors ............................      1.49%
    Hotels Restaurants & Leisure ............      5.55%
    Media ...................................      2.25%
  CONSUMER STAPLES ..........................      2.97%
    Food Products ...........................      2.97%
  ENERGY ....................................      2.53%
    Oil & Gas ...............................      2.53%
  FINANCIALS ................................     38.12%
    Banks ...................................     16.54%
    Diversified Financials ..................      4.63%
    Real Estate .............................     16.95%
  INDUSTRIALS ...............................     11.44%
    Construction & Engineering ..............      4.31%
    Electrical Equipment ....................      1.06%
    Industrial Conglomerates ................      2.12%
    Transportation Infrastructure ...........      3.95%
  INFORMATION TECHNOLOGY ....................     15.72%
    Computers & Peripherals .................      3.73%
    Electronic Equipment & Instruments ......      2.69%
    Office Electronics ......................      2.48%
    Semiconductor Equipment & Products ......      6.82%
  TELECOMMUNICATION SERVICES ................      4.77%
    Diversified Telecommunication Services ..      4.77%
  UTILITIES .................................      9.14%
    Electric Utilities ......................      9.14%
                                                 -------
  TOTAL INVESTMENTS .........................    100.00%
                                                 =======


--------------------------------------------------------------------------------
WWW.MATTHEWSFUNDS.COM                                                          7

PORTFOLIO MANAGERS' COMMENTS
--------------------------------------------------------------------------------
MATTHEWS ASIAN TECHNOLOGY FUND
Portfolio Managers: G. Paul Matthews, Mark W. Headley and Andrew T. Foster (Assistant)

Q: HOW HAS THE FUND  PERFORMED  RELATIVE TO ITS  BENCHMARK  OVER THE FISCAL YEAR
   ENDING AUGUST 31ST, 2000?

A: Year-to-date, the Fund slightly outpaced its benchmark, the MSCI/Matthews Asian Technology Index. Over the period, the Fund declined (23.90%), while the Index declined (25.51%).

During the better part of 2000, the Fund outpaced the Index by a significant margin. The Fund's relatively strong performance was driven initially by exposure to the Internet sector; later, semiconductor stocks boosted the Fund's returns. However, exposure to the Internet sector and Korean holdings ultimately hindered the Fund's performance. The Index's low weightings in these two areas boosted its relative return. As a result, the year-to-date performances of the Fund and the Index are nearly identical.

Q: WHY HAS THE  TECHNOLOGY  SECTOR  IN  ASIA  BEEN  LAGGING  BEHIND  ITS  NASDAQ
   COUNTERPART?

A: Year-to-date through August 31st, the NASDAQ rose 3.5%, while the MSCI/ Matthews Asian Technology Index fell (25.51%). Asian technology shares have lagged behind the NASDAQ during the entire year, though from December to May, Asia's underperformance was relatively muted. From June to August, however, Asian tech shares weakened appreciably, failing to participate in the NASDAQ's summer rally.

Asia's underperformance stems largely from concerns over the global semiconductor industry. Several analysts have warned that the industry cycle has peaked, triggering a global sell-off in semiconductor stocks. Such warnings have hit Asia particularly hard, as the region's technology sector has a number of very large semiconductor companies.

Q: WHAT IS THE OUTLOOK FOR ASIAN TECHNOLOGY COMPANIES?

A: Broadly speaking, prospects appear strong for Asian tech firms. Many of Asia's semiconductor firms are poised to benefit from growing demand for PCs and digital products. Tech hardware companies also stand to gain from ongoing outsourcing trends--many U.S. tech firms continue to outsource production to Asia's highly efficient manufacturers. Asia's wireless telecom carriers and equipment makers continue to run ahead of the pack. Wireless penetration rates in Japan, Korea and Hong Kong are among the highest in the world, and China is set for impressive subscriber growth.

Q: WHAT CAN YOU TELL US ABOUT THE FUND'S STRATEGY?

A: The Asian Technology Fund includes holdings in a number of the world's most powerful and innovative technology companies as well as a wide range of smaller niche players and domestic technology service companies. We believe that Asia's technology sector includes many of the region's best run companies including dominant global competitors such as Sony of Japan, Samsung Electronics of Korea and TSMC of Taiwan. We also are finding a wide array of new technology companies as Asian technology entrepreneurs bring expertise and innovation back to their home companies from Silicon Valley. A very exciting area of investment for the Fund is found in those companies that are bringing high tech services and products to Asian consumers and corporations.


--------------------------------------------------------------------------------
                                FUND PERFORMANCE
--------------------------------------------------------------------------------
                       CUMULATIVE PERFORMANCE INFORMATION
                             (AS OF AUGUST 31, 2000)
--------------------------------------------------------------------------------
                                 MATTHEWS ASIAN
                                 TECHNOLOGY FUND
                    Since inception (12/27/99) .... (23.90%)
--------------------------------------------------------------------------------
                                  MSCI MATTHEWS
                            ASIAN TECHNOLOGY INDEX(1)
                          Since 12/31/99 .... (25.51%)
--------------------------------------------------------------------------------


                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                                  MATTHEWS           MSCI/
                                   ASIAN           MATTHEWS
                                 TECHNOLOGY         ASIAN
                                    FUND     TECHNOLOGY INDEX(1)

                    12/27/99      $10,000          $10,000
                    1/31/00         9,280            9,263
                    2/28/00        11,370            9,487
                    3/31/00        10,890            9,436
                    4/30/00         8,620            8,315
                    5/31/00         7,900            7,717
                    6/30/00         8,530            8,268
                    7/31/00         7,460            7,025
                    8/31/00         7,610            7,449

              PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The MSCI/Matthews Asian Technology Index is an unmanaged capitalization-weighted index of Asian equities tracking a broad range of technology stocks including: semiconductor equipment and products, communications equipment, computers and peripherals, electronic equipment and instruments, offices electronics, software, IT consulting and services, Internet software and services, diversified telecommunications services, and wireless telecommunications services.

--------------------------------------------------------------------------------
8                                                            800.789.ASIA [2742]

MATTHEWS ASIAN TECHNOLOGY FUND         SCHEDULE OF INVESTMENTS   AUGUST 31, 2000
--------------------------------------------------------------------------------

                                   SHARES       VALUE
                                   ------       -----

EQUITIES - 100.33%***
  CHINA/HONG KONG - 21.96%
  Asia Satellite Telecommunications
     Holdings, Ltd.                 237,000   $  692,840
  Asia Satellite Telecommunications
     Holdings, Ltd. ADR               5,900      177,737
  AsiaInfo Holdings, Inc.**           4,000      126,000
  China Telecom HK, Ltd.**          115,000      884,706
  e-Kong Group, Ltd.**            2,276,000      306,416
  ehealthcareasia, Ltd.**         3,870,000      277,875
  Global Sources, Ltd.**              7,700      255,544
  Hutchison Whampoa, Ltd.            52,000      733,409
  Legend Holdings, Ltd.           1,188,000    1,264,283
  SINA.com**                         17,000      365,500
  SmarTone Telecommunications
     Holdings, Ltd.                 161,000      310,679
                                             -----------
  TOTAL CHINA/HONG KONG                        5,394,989
                                             -----------
  JAPAN - 26.49%
  Canon, Inc.                        14,000      626,102
  Fujitsu, Ltd.                      21,000      608,382
  Honda Tsushin Kogyo Co., Ltd.       9,400      519,970
  Kyowa Hakko Kogyo Co., Ltd.        38,000      312,094
  NEC Corp.                          39,000    1,115,226
  Nintendo Co., Ltd.                  4,400      760,698
  Sharp Corp.                        26,000      414,157
  Sony Corp.                         11,700    1,305,363
  Tokyo Denpa Co., Ltd.               8,100      410,088
  Woodland Corp.                     21,000      437,090
                                             -----------
  TOTAL JAPAN                                  6,509,170
                                             -----------
  SINGAPORE - 13.66%
  CSE Systems &
     Engineering, Ltd.**          1,028,000      722,724
  Datacraft Asia, Ltd.              147,720    1,240,848
  Informatics Holdings, Ltd.        642,000      318,930
  Venture Manufacturing, Ltd         84,000    1,073,732
                                             -----------
  TOTAL SINGAPORE                              3,356,234
                                             -----------




                                   SHARES       VALUE
                                   ------       -----

  SOUTH KOREA - 17.33%
  Comtec System Co., Ltd.           103,830   $  427,026
  Cybertek Holdings, Inc.**          22,786      297,990
  Daou Technology, Inc.              10,803       72,588
  Daum Communications Corp.**         3,669      228,992
  Korea Next Education
     Service, Inc.**                 60,333      202,969
  Korea Telecom Corp.                 3,310      226,588
  Korea Telecom Corp. ADR             5,000      189,375
  Korea Telecom Freetel**            10,741      495,999
  KT M.com Co., Ltd.**               15,765      202,617
  Samsung Electronics                 4,570    1,127,301
  Serome Technology, Inc.            10,255      231,691
  SK Telecom Co., Ltd.**              1,820      400,523
  SK Telecom Co., Ltd. ADR            6,000      153,750
                                             -----------
  TOTAL SOUTH KOREA                            4,257,409
                                             -----------
  TAIWAN - 17.57%
  Acer, Inc.                        240,000      299,227
  Realtek Semiconductor Corp.        88,600      667,925
  Taiwan Semiconductor
     Manufacturing Co., Ltd.**      165,240      716,004
  VIA Technologies, Inc.**          126,000    1,680,541
  WYSE Technology Taiwan, Ltd.      386,000      460,116
  Zyxel Communications Corp.**      175,650      492,318
                                             -----------
  TOTAL TAIWAN                                 4,316,131
                                             -----------
  THAILAND - 3.32%
  Advanced Info Service
     Public Co., Ltd.**              46,400      560,842
  Shinawatra Satellite
     Public Co., Ltd.**             302,800      255,606
                                             -----------
  TOTAL THAILAND                                 816,448
                                             -----------
TOTAL INVESTMENTS - 100.33%***
   (Cost $29,679,894*)                        24,650,381
LIABILITIES, LESS CASH AND
   OTHER ASSETS - (0.33%)                        (80,401)
                                             -----------
NET ASSETS - 100.00%                         $24,569,980
                                             ===========

  * Cost for Federal income tax purposes is $30,112,198 and net unrealized depreciation consists of:
         Gross unrealized appreciation       $   189,965
         Gross unrealized depreciation        (5,651,782)
                                             -----------
         Net unrealized depreciation         $(5,461,817)
                                             ===========
 ** Non-income producing security
*** As a percentage of net assets as of August 31, 2000.
ADR - American Depositary Receipt

                See accompanying notes to financial statements.





--------------------------------------------------------------------------------
WWW.MATTHEWSFUNDS.COM                                                          9

MATTHEWS ASIAN TECHNOLOGY FUND         SCHEDULE OF INVESTMENTS   AUGUST 31, 2000
--------------------------------------------------------------------------------


MARKET SECTOR DIVERSIFICATION
AS A PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES

  CONSUMER DISCRETIONARY ....................     13.60%
    Household Durables ......................      6.98%
    Leisure Equipment & Products ............      3.09%
    Media ...................................      3.53%
  FINANCIALS ................................      2.98%
    Diversified Financials ..................      2.98%
  HEALTH CARE ...............................      1.27%
    Biotechnology ...........................      1.27%
  INFORMATION TECHNOLOGY ....................     67.23%
    Communications Equipment ................      7.03%
    Computers & Peripherals .................     15.19%
    Electronic Equipment & Instruments ......      8.13%
    Internet Software & Services ............      7.88%
    IT Consulting & Services ................      6.47%
    Office Electronics ......................      2.54%
    Semiconductor Equipment & Products ......     17.01%
    Software ................................      2.98%
  TELECOMMUNICATION SERVICES ................     14.92%
    Diversified Telecommunication Services ..      2.72%
    Wireless Telecommunication Services .....     12.20%
                                                 -------
  TOTAL INVESTMENTS .........................    100.00%
                                                 =======

--------------------------------------------------------------------------------
10                                                           800.789.ASIA [2742]

PORTFOLIO MANAGERS' COMMENTS
--------------------------------------------------------------------------------

MATTHEWS DRAGON CENTURY CHINA FUND
Co-Portfolio Managers: G. Paul Matthews, Mark W. Headley and Richard H. Gao

Q: WHAT FACTORS  CONTRIBUTED TO THE FUND'S  OUTPERFORMANCE  OF ITS BENCHMARK FOR
   THE FISCAL YEAR ENDED AUGUST 31, 2000?

A: The Matthews Dragon Century China Fund ended August 31, 2000 with an annual return of 18.54%, while the benchmark CL China World Index(1) was up 10.14% and the MSCI China Free Index was down (24.01%).

The Fund outperformed the benchmark index by overweighting the utilities, telecom, and technology sectors in the first part of 2000, and also through exposure to Mainland Chinese B shares(2) that performed strongly in June and July.

Q: WHY HAS CHINA BEEN SO STRONG RELATIVE TO OTHER ASIAN MARKETS IN 2000?

A: After  seven years of  economic  slowdown  due to  deflation  and  structural reforms, China's macro economy began turning around strongly this year. In the first half of 2000, GDP growth was an impressive 8.2% versus a respectable 7.1% for the whole of 1999. It is the first time in seven years that economic growth has increased. China's strong economic performance came mainly from rising exports and a mild recovery in domestic demand. During the first half of 2000, China's exports grew 38% over last year due to strong demand from the U.S. and neighboring Asian countries. China is also recovering from a deflationary stage as its Consumer Price Index ("CPI") finally rose a mild 0.1% in the first half after two years of negative growth or "deflation".

Q: WHAT FACTORS WILL CONTRIBUTE TO SUSTAINABLE MARKET PERFORMANCE IN CHINA?

A: China adopted its "Open-Door Policy" in 1978. During the next twenty years, reforms were at the center stage of the economy. The government's reform projects in the state-owned enterprises: banking, housing, health care, etc., have significantly changed every aspect of people's lives. By the end of 1998, state-owned enterprises contributed less than 30% to the total economy, down from over 70% just a decade ago. The private sector is playing an ever more crucial role in the economy. China is changing from a socialist, planned economy to a market economy. We believe China's long-term growth lies in its continued reform process in key economic areas. Under the comparatively enlightened leadership of China's current heads of state, economic reform will gradually lead the economy to healthy long-term growth.

Q: WHAT IS THE IMPACT OF CHINA'S ENTRY INTO THE WORLD TRADE ORGANIZATION?

A: China is expected to join the World Trade Organization ("WTO") by the end of this year or early next year. WTO membership entry will have a significant impact on China's long-term economic development. Firstly, WTO membership will increase trade activities and further boost China's exports. Secondly, more foreign direct investment will come into China as it becomes more open. Thirdly, WTO membership will strengthen reform efforts the government is making as the country prepares itself to face competition from multi-national corporations. Finally and most importantly, entry into the WTO will provide a level playing field for all companies doing business in China.

Q: WHAT IS THE FUND'S CURRENT INVESTMENT STRATEGY?

A: The Fund remains well diversified. Currently it is overweight in the utilities, telecommunications and infrastructure sectors. China's strong economic growth has led to a strong demand in the energy sector. Utility companies' profitability will also be raised due to prospects of mergers and acquisitions. To take advantage of the WTO entry, we also hold significant positions in ports and transportation companies. We are currently avoiding the consumer sector, especially household appliance companies. Cutthroat price competition has greatly eroded margins and profitability of these companies.


--------------------------------------------------------------------------------
                                FUND PERFORMANCE
--------------------------------------------------------------------------------
                       ANNUALIZED PERFORMANCE INFORMATION
                             (AS OF AUGUST 31, 2000)
--------------------------------------------------------------------------------
                             MATTHEWS DRAGON CENTURY
                                   CHINA FUND
                     One Year ....................... 18.54%
                     Since inception (2/19/98) ......  0.87%
--------------------------------------------------------------------------------
                                 CREDIT LYONNAIS
                              CHINA WORLD INDEX(1)
                     One Year ....................... 10.14%
                     Since 2/19/98 ..................  0.02%
--------------------------------------------------------------------------------
                            MSCI CHINA FREE INDEX(3)
                    One Year .......................(24.01%)
                    Since 2/19/98 .................. (7.03%)
--------------------------------------------------------------------------------


                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                                  MATTHEWS       CREDIT
                                   DRAGON       LYONNAIS
                                  CENTURY        CHINA
                                   CHINA         WORLD
                                   FUND         INDEX(1)

                  02/19/98        $10,000       $10,000
                  05/98             8,570         8,100
                  08/98             4,360         4,027
                  11/98             6,650         6,573
                  02/99             5,150         5,200
                  05/99             6,734         7,107
                  08/99             8,624         9,090
                  11/99             8,746         8,578
                  02/00             8,586         9,075
                  05/00             8,472         8,585
                  08/00            10,223         9,996

              PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The Credit Lyonnais China World Index is an unmanaged capitalization-weighted index of Chinese equities which are listed on the Hong Kong, Shanghai and Shenzhen stock exchanges.

(2) Mainland Chinese B Shares are Chinese stocks listed on the Shanghai and Shenzhen stock markets which are available to foreign investors.

(3) The MSCI China Free Index is an unmanaged capitalization-weighted index of Chinese equities that includes only H-shares listed on the Hong Kong exchange, B-shares listed on the Shanghai and Shenzhen exchanges, and N-shares listed on the New YorkStock Exchange.

--------------------------------------------------------------------------------
WWW.MATTHEWSFUNDS.COM                                                         11

MATTHEWS DRAGON CENTURY CHINA FUND     SCHEDULE OF INVESTMENTS   AUGUST 31, 2000
--------------------------------------------------------------------------------

                                   SHARES       VALUE
                                   ------       -----

EQUITIES - CHINA/HONG KONG - 97.23%***
CONSUMER DISCRETIONARY - 7.93%
  AUTOMOBILES & COMPONENTS - 1.87%
  Qingling Motors Co., Ltd.
     H Shares                     1,071,000  $   173,025
                                             -----------
  CONSUMER DURABLE & APPAREL - 5.33%
  China Hong Kong Photo
     Products Holdings, Ltd.        876,000       87,609
  Glorious Sun Enterprises, Ltd.    852,000      195,543
  TCL International
     Holdings, Ltd.**               424,000      120,961
  Wuxi Little Swan Co., Ltd.
     B Shares                       170,000       87,624
                                             -----------
                                                 491,737
                                             -----------
  MEDIA - 0.73%
  Television Broadcasts, Ltd.        12,000       67,853
                                             -----------
  TOTAL CONSUMER DISCRETIONARY                   732,615
                                             -----------
CONSUMER STAPLES - 5.21%
  FOOD & DRUG RETAILING - 3.59%
  Ng Fung Hong, Ltd.                602,000      329,976
  Want Want Holdings Warrants         3,500        1,155
                                             -----------
                                                 331,131
                                             -----------
  HOUSEHOLD & PERSONAL PRODUCTS - 1.62%
  Hengan International
     Group Co., Ltd.                524,000      149,490
                                             -----------
  TOTAL CONSUMER STAPLES                         480,621
                                             -----------
ENERGY - 6.43%
  PetroChina Co., Ltd. H Shares   1,408,000      335,788
  Sinopec Zhenhai Refining &
     Chemical Co., Ltd.           1,406,000      257,793
                                             -----------
  TOTAL ENERGY                                   593,581
                                             -----------
FINANCIALS - 8.80%
  DIVERSIFIED FINANCIALS - 2.86%
  China Everbright, Ltd.            282,000      263,950
                                             -----------
  REAL ESTATE - 5.94%
  China Vanke Co., Ltd. B Shares    504,912      257,661
  New World China Land, Ltd.**      761,600      290,512
                                             -----------
                                                 548,173
                                             -----------
  TOTAL FINANCIALS                               812,123
                                             -----------
HEALTH CARE - 3.86%
  PHARMACEUTICALS & BIOTECHNOLOGY - 3.86%
  China Pharmaceutical Enterprise
     & Investment Corp., Ltd.     1,502,000      192,584
  Guangzhou Pharmaceutical
     Co., Ltd. H Shares           1,466,000      163,532
                                             -----------
  TOTAL HEALTH CARE                              356,116
                                             -----------




                                   SHARES       VALUE
                                   ------       -----

INDUSTRIALS - 28.51%
  CAPITAL GOODS - 11.89%
  Beijing Enterprises
     Holdings, Ltd.                  94,000  $   110,281
  Cheung Kong Infrastructure
     Holdings, Ltd.                 103,000      176,307
  China Resources
     Enterprises, Ltd.              160,000      237,973
  Citic Pacific, Ltd.                67,000      319,571
  Shanghai Industrial
     Holdings, Ltd.                 118,000      253,423
                                             -----------
                                               1,097,555
                                             -----------
  TRANSPORTATION - 16.62%
  China Merchants Holdings
     International Co., Ltd.        348,000      274,413
  China Southern
     Airlines Co., Ltd. ADR**         9,500      141,313
  Cosco Pacific, Ltd.               334,000      301,916
  New World Infrastructure, Ltd.**  255,000      289,357
  Shanghai Zhenhua Port
     Machinery Co., Ltd. B Shares   253,000      101,200
  Zhejiang Expressway
     Co., Ltd. H Shares           2,312,000      426,875
                                             -----------
                                               1,535,074
                                             -----------
  TOTAL INDUSTRIALS                            2,632,629
                                             -----------
MATERIALS - 3.61%
  Beijing Yanhua Petrochemical
     Co., Ltd. H Shares           1,390,000      208,521
  Yizheng Chemical Fibre
     Co., Ltd. H Shares             488,000      125,141
                                             -----------
  TOTAL MATERIALS                                333,662
                                             -----------
INFORMATION TECHNOLOGY - 11.22%
  SOFTWARE & SERVICES - 3.44%
  Asiainfo Holdings, Inc.**           3,000       94,500
  Computer & Technologies
     Holdings, Ltd.                  44,000       40,055
  SINA.com**                          8,500      182,750
                                             -----------
                                                 317,305
                                             -----------
  TECHNOLOGY HARDWARE & EQUIPMENT - 7.78%
  Eastern Communications
     Co., Ltd. B Shares             167,700      158,309
  Legend Holdings, Ltd.             450,000      478,895
  Yuxing Infotech Holdings, Ltd.    272,000       81,085
                                             -----------
                                                 718,289
                                             -----------
  TOTAL INFORMATION TECHNOLOGY                 1,035,594
                                             -----------


--------------------------------------------------------------------------------
12                                                           800.789.ASIA [2742]

MATTHEWS DRAGON CENTURY CHINA FUND     SCHEDULE OF INVESTMENTS   AUGUST 31, 2000
--------------------------------------------------------------------------------

                                   SHARES       VALUE
                                   ------       -----

TELECOMMUNICATION SERVICES - 7.48%
  China Mobile (Hong Kong), Ltd.**   68,000  $   523,131
  China Unicom, Ltd. ADR**            7,000      162,750
  China Unicom, Ltd.**                2,000        4,642
                                             -----------
  TOTAL TELECOMMUNICATION SERVICES               690,523
                                             -----------
UTILITIES - 14.18%
  CLP Holdings, Ltd.                 44,500      199,700
  Guangdong Electric Power
     Development Co., Ltd.
     B Shares                       376,896      306,380
  Huaneng Power
     International, Inc. ADR         27,200      440,300
  Shandong International Power
     Development Co., Ltd.
     H Shares                     1,888,000      363,114
                                             -----------
  TOTAL UTILITIES                              1,309,494
                                             -----------
TOTAL INVESTMENTS - 97.23%***
   (Cost $8,753,406*)                          8,976,958
CASH AND OTHER ASSETS,
   LESS LIABILITIES - 2.77%                      255,395
                                             -----------
NET ASSETS - 100.00%                         $ 9,232,353
                                             ===========

  * Cost for Federal income tax purposes is $8,872,238 and net unrealized appreciation consists of:
           Gross unrealized appreciation     $ 1,282,721
           Gross unrealized depreciation      (1,178,001)
                                             -----------
           Net unrealized appreciation       $   104,720
                                             ===========
 ** Non-income producing security
*** As a percentage of net assets as of August 31, 2000.
ADR - American Depositary Receipt

                 See accompanying notes to financial statements.


--------------------------------------------------------------------------------
WWW.MATTHEWSFUNDS.COM                                                         13

PORTFOLIO MANAGERS' COMMENTS
--------------------------------------------------------------------------------

MATTHEWS JAPAN FUND
Co-Portfolio Managers: James M. Bogin and Mark W. Headley

Q: HOW DID THE FUND PERFORM  RELATIVE TO ITS INDEX IN THE ONE-YEAR PERIOD ENDING
   AUGUST 31, 2000?

A: In the period ending August 31, 2000, the TOPIX(1) Index was up 7.05% while the Matthews Japan Fund fell (1.75%). This underperformance resulted largely from the Fund's underweighting in technology stocks during the last part of 1999. Year-to-date, the Fund is up 2.82% while the TOPIX Index is down (15.3%), outperforming by over 18%. Because the Fund had a relatively low weighting in technology and Internet stocks during 1Q2000, it was relatively unscathed by their decline. In the first part of the year, the brokerage and pharmaceutical sectors also performed very strongly, and the Fund's relatively high weighting in these industries contributed to outperformance.

Q: WHAT IS THE CURRENT MACRO SITUATION IN JAPAN?

A: It has been somewhat of a paradox this year that the Japanese stock market has performed poorly, and sentiment has been poor, while the economy has been recovering. Private capital investment, exports, and government expenditures have been driving economic growth. Japan has lagged in capital expenditure for technology in recent years, and as its 'catch-up' phase begins, information technology expenditure may grow as much as 20% each year for the next three years. In real terms, the economy may grow around 3% this year, which is impressive, considering that many forecasters expected a pedestrian 1% growth rate at the beginning of the year. Overtime hours, a leading indicator of consumption, are now increasing, and this will hopefully lead to an increase in consumption. Government economic policy has been a bit of an enigma. On the spending side, there is still too much pork barrel spending on 'bridges to nowhere', which does not lead to sustainable growth. The government plans a change in tax policy, but at this writing, we do not know whether they plan to raise them or lower them.

Q: WILL JAPAN FALL BACK INTO RECESSION?

A: Given that Japan is just now emerging from a 'lost decade' of sluggish or no growth, we think it is unlikely to sink back into recession. Instead, the economy is likely to shift further and further into services and away from manufacturing. The biggest concern at present is deflation. Prices are still falling in Japan, which, among other things, causes consumers to postpone purchases.

Q: WHAT WAS THE OUTCOME OF THE PARLIAMENTARY ELECTION IN JUNE?

A: The election of Prime Minister Mori after the untimely death of the incumbent, Mr. Obuchi, has not led to any substantive policy changes. Obuchi accomplished real reform, including the lowering of taxes. Mr. Mori is much less popular and as such, may be able to accomplish less. Japan's dominant Liberal Democratic Party (LDP) saw its majority further eroded in Parliament. Over time, it is hoped that pressure from other political parties will lead to further economic deregulation.

Q: HOW IS THE FUND POSITIONED TO TAKE ADVANTAGE OF THE RESTRUCTURING?

A: We take the view that the entire economy is in the midst of a restructuring, and several of the industries in which we invest shall be positively affected. A shift from department store shopping to specialty stores benefits several of the retail chains in which we are invested. In Japan, the mutual fund business is just beginning to be reborn after a ten-year hiatus, and our exposure to brokerage firms should be rewarded. We invest in both large well-known technology firms and businesses that are continually renewing themselves in terms of their product lines. By focusing on investing through a bottom-up or company-by-company basis, we are continually searching for those companies that will drive change in Japan rather than be overrun by it.


--------------------------------------------------------------------------------
                                FUND PERFORMANCE
--------------------------------------------------------------------------------
                       ANNUALIZED PERFORMANCE INFORMATION
                             (AS OF AUGUST 31, 2000)
--------------------------------------------------------------------------------
                               MATTHEWS JAPAN FUND
                    One Year .........................(1.75%)
                    Since inception (12/31/98) .......57.42%
--------------------------------------------------------------------------------
                                    TOPIX(1)
                               (TOKYO PRICE INDEX)
                    One Year ......................... 7.05%
                    Since 12/31/98 ...................28.30%
--------------------------------------------------------------------------------


                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                                  MATTHEWS         TOPIX
                                   JAPAN           INDEX
                                    FUND        (TOKYO)(1)
                    12/31/98      $10,000         $10,000
                    02/99          11,310           9,937
                    05/99          15,370          11,258
                    08/99          21,770          14,080
                    11/99          22,840          17,094
                    02/00          23,323          16,659
                    05/00          21,238          15,096
                    08/00          21,320          15,156

              PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) TOPIX: The Tokyo Price Index is a capitalization-weighted index of all companies of the Tokyo Stock Exchange.

--------------------------------------------------------------------------------
14                                                           800.789.ASIA [2742]

MATTHEWS JAPAN FUND                    SCHEDULE OF INVESTMENTS   AUGUST 31, 2000
--------------------------------------------------------------------------------

                                   SHARES       VALUE
                                   ------       -----

EQUITIES - JAPAN - 97.53%***
CONSUMER DISCRETIONARY - 31.27%
  HOTELS, RESTAURANTS & LEISURE - 1.98%
  Marche Corp.                       39,600  $   472,259
                                             -----------
  INTERNET & CATALOG RETAIL - 6.03%
  Belluna Co., Ltd.                  33,600    1,439,640
                                             -----------
  MEDIA - 0.03%
  Aoi Advertising Promotion, Inc.       400        5,963
                                             -----------
  RETAIL - 23.23%
  Arcland Sakamoto Co., Ltd.         59,000      663,791
  Don Quijote Co., Ltd.               8,100      907,510
  Himiko Co., Ltd.                   76,000      847,928
  Kyoto Kimono Yuzen Co., Ltd.          149      908,025
  Thanks Japan Corp.                 36,000      438,777
  Tsutsumi Jewelry Co., Ltd.         30,000      590,662
  USS Co., Ltd.                      35,000    1,187,887
                                              -----------
                                               5,544,580
                                             -----------
  TOTAL CONSUMER DISCRETIONARY                 7,462,442
                                             -----------
CONSUMER STAPLES - 1.60%
  FOOD & DRUG RETAILING - 1.60%
  Eco's Co., Ltd.                    48,000      382,524
                                             -----------
  TOTAL CONSUMER STAPLES                         382,524
                                             -----------
FINANCIALS - 27.82%
  DIVERSIFIED FINANCIALS - 23.29%
  Daiwa Securities Group, Inc.       51,000      635,946
  Ichiyoshi Securities Co., Ltd.    222,000    1,446,559
  Japan Securities
     Finance Co., Ltd.                  230    1,334,802
  The 77 Bank, Ltd.                  57,000      443,559
  The Nikko Securities Co., Ltd.     95,000      916,510
  Tsubasa Securities Co., Ltd.      163,000      782,449
                                             -----------
                                               5,559,825
                                             -----------
  INSURANCE - 4.53%
  AFLAC, Inc.                        20,000    1,080,000
                                             -----------
  TOTAL FINANCIALS                             6,639,825
                                             -----------
HEALTH CARE - 7.78%
  PHARMACEUTICALS - 7.78%
  Banyu Pharmaceutical Co., Ltd.     20,000      409,713
  Chugai Pharmaceutical Co., Ltd.    22,000      391,899
  Kissei Pharmaceutical Co., Ltd.    19,000      374,086
  Nippon Shinyaku Co., Ltd.          75,000      682,074
                                             -----------
  TOTAL HEALTH CARE                            1,857,772
                                             -----------
INDUSTRIALS - 3.71%
  MACHINERY - 3.71%
  Nitto Kohki Co., Ltd.              31,000      886,462
                                             -----------
  TOTAL INDUSTRIALS                              886,462
                                             -----------




                                   SHARES       VALUE
                                   ------       -----

INFORMATION TECHNOLOGY - 25.35%
  COMPUTERS & PERIPHERALS - 14.30%
  Ferrotec Corp.                     49,000  $   790,174
  Fujitsu, Ltd.                      34,000      984,999
  NEC Corp.                          42,000    1,201,013
  Woodland Corp.                     21,000      437,090
                                             -----------
                                               3,413,276
                                             -----------
  ELECTRONICS EQUIPMENT & INSTRUMENTS - 11.05%
  Honda Tsushin Kogyo Co., Ltd.       7,000      387,212
  Canon, Inc.                        11,000      491,937
  Hitachi, Ltd.                      92,000    1,089,406
  Sony Corp.                          6,000      669,417
                                             -----------
                                               2,637,972
                                             -----------
  TOTAL INFORMATION TECHNOLOGY                 6,051,248
                                             -----------
TOTAL INVESTMENTS - 97.53%***
   (Cost $22,764,118*)                        23,280,273
CASH AND OTHER ASSETS,
   LESS LIABILITIES - 2.47%                      588,502
                                             -----------
NET ASSETS - 100.00%                         $23,868,775
                                             ===========


SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS

                                 EXPIRATION   UNREALIZED
                                    DATE     APPRECIATION
                                 ----------  ------------
Forward Foreign Exchange
   Contracts to Deliver
   1,645,500,000****
   Japanese Yen in exchange for
   USD, $16,000,000 ......... 09/29/00-11/30/00 $431,358

    * Cost for Federal income tax purposes is $22,899,423 and net unrealized appreciation consists of:
           Gross unrealized appreciation     $ 2,805,306
           Gross unrealized depreciation      (2,424,456)
                                             -----------
           Net unrealized appreciation       $   380,850
                                             ===========

   ** Non-income producing security
  *** As a percentage of net assets as of August 31, 2000.
 **** Principal amount denoted in Japanese Yen.
USD - United States Dollars

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
WWW.MATTHEWSFUNDS.COM                                                         15

PORTFOLIO MANAGERS' COMMENTS
--------------------------------------------------------------------------------
MATTHEWS KOREA FUND
Co-Portfolio Managers: G. Paul Matthews and Mark W. Headley

Q: WHY DID THE FUND UNDERPERFORM ITS BENCHMARK THE FISCAL YEAR ENDING AUGUST 31,
   2000?

A: During the year, which ended on August 31st, the Korean market as measured by the KOSPI(1) declined by (21.55%) while the Matthews Korea Fund Class I Shares fell by (22.92%). This marginal underperformance was due to the fact that in Korea a small number of companies account for a large proportion of the market and the Fund has adopted a higher degree of diversification. Specifically Samsung Electronics, a world leader in DRAM chips, accounts for approximately 20% of the index, while the Matthews Korea Fund has held a weighting of approximately 12% in this stock. During the year, and in particular in the latter half of calendar 1999, Samsung Electronics performed well relative to the Index, and our relative underweighting affected performance. While we believe that Samsung Electronics is an attractive long-term investment, it is highly exposed to the semi-conductor cycle and its earnings have historically been very volatile. We believe that there are other attractive investments in Korea that do not currently account for such a large percentage of the Index and that, over time, will contribute positively to the relative performance of the portfolio.

Q: WHY HAS THE KOREAN MARKET BEEN SO WEAK IN RECENT MONTHS?

A: Following its dramatic recovery from its low point during the Asian Crisis, the Korean market has "given back" about 45% from its highs. While some correction might have been expected, the extent of the decline suggests that some investors are concerned about the sustainability of Korea's recovery. In the immediate aftermath to the Crisis, Korea commenced a drive to reform and restructure its key industries and financial system and this was well received by investors. This reform program has not proceeded as fast as the financial markets would like and this has put pressure on the stock market. Although in broad terms the restructuring process has been slow, the changes that we are observing at individual companies are very real. Disclosure, transparency and corporate governance are in general terms significantly better than prior to the Crisis. While it is likely that the pace of economic recovery will slow in the next twelve months, we believe it is sustainable and that current valuations are very attractive.

Q: WHAT SECTORS DO YOU FIND ATTRACTIVE IN KOREA?

A: As "bottom-up" investors we are looking for companies that can achieve long-term growth in earnings whose stocks are trading at reasonable multiples to those projected earnings. We are finding many of these companies are either in industries focused on manufacturing electronics goods or are in domestic consumer-based businesses. In addition, the financial sector, which is going through a period of great change in Korea, appears to us to offer many attractive growth opportunities and is very reasonably priced. As a result, our portfolio is currently concentrated in three sectors, technology (including telecoms), financial services and consumer/retail.

Q: WHAT POSITIVE CHANGES DO YOU SEE IN KOREA?

A: Prior to the Financial Crisis, Korea's economy was dominated by a small number of large conglomerates, known as Chaebol, whose business strategy was dictated in large part by the government. Since the Crisis, the government has been consciously seeking to reduce its role in business decisions and to encourage more entrepreneurial activity. We are now seeing a high level of new company formations, and many Korean companies are developing innovative products and services at record rates. This has been reflected in the rapid development of the new economy in Korea, an economy which is now widely recognized as one of the world's most advanced users of the Internet. We are seeing the impact of this every time we visit one of the portfolio's companies.


--------------------------------------------------------------------------------
                                FUND PERFORMANCE
--------------------------------------------------------------------------------
                       ANNUALIZED PERFORMANCE INFORMATION
                             (AS OF AUGUST 31, 2000)
--------------------------------------------------------------------------------
                               MATTHEWS KOREA FUND
                                 CLASS I SHARES
                    One Year ........................(22.92%)
                    Five Years ...................... (8.59%)
                    Since inception (1/3/95) ........ (9.10%)
--------------------------------------------------------------------------------
                                    KOSPI(1)
                        (SOUTH KOREAN STOCK PRICE INDEX)
                    One Year ........................(21.55%)
                    Five Years ......................(12.02%)
                    Since 1/3/95 ....................(12.02%)
--------------------------------------------------------------------------------



                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                               MATTHEWS         KOREA
                              KOREA FUND        STOCK
                               CLASS I          PRICE
                                SHARES         INDEX(1)

                  01/02/95     $10,000         $10,000
                  02/95          8,960           8,855
                  08/95          9,230           9,237
                  02/96          8,636           8,779
                  08/96          6,820           6,794
                  02/97          6,416           6,412
                  08/97          3,047           2,748
                  02/98          2,280           1,832
                  08/98          3,107           2,748
                  02/99          6,103           4,733
                  08/99          8,222           6,666
                  02/00          5,723           5,035
                  08/00          5,824           4,833

              PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) KOSPI: The South Korea Stock Price Index is a capitalization-weighted index of all common stocks listed on the Korea Stock Exchange.

--------------------------------------------------------------------------------
16                                                           800.789.ASIA [2742]

MATTHEWS KOREA FUND                    SCHEDULE OF INVESTMENTS   AUGUST 31, 2000
--------------------------------------------------------------------------------

                                   SHARES       VALUE
                                   ------       -----

EQUITIES - SOUTH KOREA - 97.03%
CONSUMER DISCRETIONARY - 11.99%
  AUTO COMPONENTS - 0.66%
  Global & Yuasa Battery Co., Ltd.  224,800  $    427,804
  Hankook Tire Co., Ltd.            164,568       403,720
                                             ------------
                                                  831,524
                                             ------------
  AUTOMOBILES - 3.31%
  Hyundai Motor Co., Ltd.           276,931     4,196,113
                                             ------------
  INTERNET & CATALOG RETAIL - 0.01%
  Hansol CSN Co., Ltd.                3,215        12,759
                                             ------------
  RETAIL - 8.01%
  LG Home Shopping, Inc.             30,400     3,070,846
  Shinsegae Department Store Co.    122,420     6,094,777
  Shinsegae Department
     Stores Co. - Pfd.               27,504       997,214
                                             ------------
                                               10,162,837
                                             ------------
  TOTAL CONSUMER DISCRETIONARY                 15,203,233
                                             ------------
CONSUMER STAPLES - 15.69%
  BEVERAGES - 8.04%
  Hite Brewery Co., Ltd.            156,281     6,695,240
  Lotte Chilsung Beverage Co.        34,260     3,507,112
                                             ------------
                                               10,202,352
                                             ------------
  FOOD PRODUCTS - 4.78%
  Lotte Confectionery Co., Ltd.      23,990     2,444,979
  Nong Shim Co., Ltd.               100,308     3,618,778
                                             ------------
                                                6,063,757
                                             ------------
  PERSONAL PRODUCTS - 2.87%
  Pacific Corp.                     147,450     3,643,860
                                             ------------
  TOTAL CONSUMER STAPLES                       19,909,969
                                             ------------
ENERGY - 0.96%
  OIL & GAS - 0.96%
  SK Corp. GDR                       59,938       242,749
  SK Corp. GDR**                    241,000       976,050
                                             ------------
  TOTAL ENERGY                                  1,218,799
                                             ------------
FINANCIALS - 23.78%
  BANKS - 11.58%
  Hana Bank                       1,034,430     5,560,499
  Kookmin Bank                      309,245     3,765,328
  Shinhan Bank                      491,702     5,366,038
                                             ------------
                                               14,691,865
                                             ------------
  DIVERSIFIED FINANCIALS - 6.94%
  Dongwon Securities Co.            184,350     1,163,878
  Good Morning Securities Co., Ltd. 941,810     2,905,064
  Samsung Securities Co., Ltd.      167,075     3,405,542
  Seoul Securities Co., Ltd.        203,000     1,332,888
                                             ------------
                                                8,807,372
                                             ------------




                                   SHARES       VALUE
                                   ------       -----
  INSURANCE - 5.26%
  Samsung Fire & Marine Insurance   249,942  $  6,672,634
                                             ------------
  TOTAL FINANCIALS                             30,171,871
                                             ------------
HEALTH CARE - 1.26%
  HEALTH CARE EQUIPMENT & SUPPLIES - 0.97%
  Shinhung Co., Ltd.                342,700       930,351
  Suheung Capsule Co., Ltd.          35,050       306,638
                                             ------------
                                                1,236,989
                                             ------------
  PHARMACEUTICALS - 0.29%
  Hanmi Pharmaceutical
     Industrial Co., Ltd.            51,090       370,935
                                             ------------
  TOTAL HEALTH CARE                             1,607,924
                                             ------------
INDUSTRIALS - 3.08%
  COMMERCIAL SERVICES & SUPPLIES - 1.27%
  S1 Corp.                          135,635     1,614,775
                                             ------------
  ELECTRICAL EQUIPMENT - 1.76%
  LG Cable, Ltd.                    161,501     2,228,605
                                             ------------
  MACHINERY - 0.05%
  Hanjin Heavy Industries Co., Ltd.  26,139        67,661
                                             ------------
  TOTAL INDUSTRIALS                             3,911,041
                                             ------------
INFORMATION TECHNOLOGY - 18.59%
  ELECTRONICS EQUIPMENT & INSTRUMENTS - 4.29%
  Dae Duck GDS Co., Ltd.            221,233     2,105,081
  Dae Duck Industrial Co., Ltd.       5,924        40,072
  Samsung SDI Co., Ltd.              73,793     3,294,479
                                             ------------
                                                5,439,632
                                             ------------
  IT CONSULTING & SERVICES - 0.91%
  Comtec Systems Co., Ltd.          198,270       815,433
  Locus Corp.**                       9,600       340,275
                                             ------------
                                                1,155,708
                                             ------------
  INTERNET SOFTWARE & SERVICES - 3.13%
  Daou Technology, Inc.             192,851     1,295,820
  Korea Next Education
     Service, Inc.**                328,440     1,104,921
  Serome Technology, Inc.            69,560     1,571,570
                                             ------------
                                                3,972,311
                                             ------------
  OFFICE ELECTRONICS - 0.98%
  Sindo Ricoh Co.                    50,556     1,249,366
                                             ------------
  SEMICONDUCTOR EQUIPMENT & PRODUCTS - 9.28%
  Samsung Electronics                47,724    11,772,279
                                             ------------
  TOTAL INFORMATION TECHNOLOGY                 23,589,296
                                             ------------


--------------------------------------------------------------------------------
WWW.MATTHEWSFUNDS.COM                                                         17

MATTHEWS KOREA FUND                    SCHEDULE OF INVESTMENTS   AUGUST 31, 2000
--------------------------------------------------------------------------------

                                   SHARES       VALUE
                                   ------       -----

MATERIALS - 0.52%
  CHEMICALS - 0.52%
  Han Kuk Carbon Co., Ltd.          121,188  $    306,044
  Honam Petrochemical Corp.          50,790       350,434
  Korea Fine Chemical Co., Ltd.         374         6,780
                                             ------------
  TOTAL MATERIALS                                 663,258
                                             ------------
TELECOMMUNICATION SERVICES - 12.74%
  TELECOMMUNICATION SERVICES - 6.00%
  Dacom Corp.**                      13,618     1,228,230
  Korea Telecom Corp.                51,100     3,498,074
  Korea Telecom Corp. ADR**          76,317     2,890,506
                                             ------------
                                                7,616,810
                                             ------------
  WIRELESS TELECOMMUNICATION SERVICES - 6.74%
  Korea Telecom Freetel**            21,670     1,000,680
  KT M.Com Co., Ltd.**              230,355     2,960,594
  SK Telecom Co., Ltd.               20,900     4,599,414
                                             ------------
                                                8,560,688
                                             ------------
  TOTAL TELECOMMUNICATION SERVICES             16,177,498
                                             ------------
UTILITIES - 8.42%
  Daehan City Gas Co., Ltd.          57,492       762,239
  Korea Electric Power Corp.        240,080     7,058,947
  Korea Electric Power Corp. ADR    132,900     2,242,687
  Seoul City Gas Co., Ltd.           36,750       619,820
                                             ------------
  TOTAL UTILITIES                              10,683,693
                                             ------------
TOTAL EQUITIES
   (Cost $111,994,210)                        123,136,582
                                             ------------
INTERNATIONAL DOLLAR BONDS
   SOUTH KOREA - 2.08%
INFORMATION  TECHNOLOGY  - 2.08%
  SEMICONDUCTOR EQUIPMENT & PRODUCTS - 2.08%
  Samsung Electronics Co.
     0.250%, 12/31/06               830,000     2,641,475
                                             ------------
     (Cost $899,232)




                                                VALUE
                                                -----
TOTAL INVESTMENTS - 99.11%***
   (Cost $112,893,442*)                      $125,778,057
CASH AND OTHER ASSETS,
   LESS LIABILITIES - 0.89%                     1,130,170
                                             ------------
NET ASSETS - 100.00%                         $126,908,227
                                             ============


   * Cost for Federal income tax purposes is $113,146,510
     and net unrealized appreciation consists of:
         Gross unrealized appreciation       $ 29,548,934
         Gross unrealized depreciation        (16,917,387)
                                             ------------
         Net unrealized appreciation         $ 12,631,547
                                             ============
  ** Non-income producing security
 *** As a percentage of net assets as of August 31, 2000.
ADR  - American Depositary Receipt
GDR  - Government Depositary Receipt
Pfd. - Preferred

                 See accompanying notes to financial statements.


--------------------------------------------------------------------------------
18                                                           800.789.ASIA [2742]

PORTFOLIO MANAGERS' COMMENTS

--------------------------------------------------------------------------------
MATTHEWS PACIFIC TIGER FUND
Co-Portfolio Managers: G. Paul Matthews and Mark W. Headley

Q: HOW HAS THE FUND PERFORMED RELATIVE TO ITS BENCHMARK?

A: The Matthews Pacific Tiger Fund Class I Shares returned 21.28% in twelve-month period ending August 31, 2000. This was significantly better than (2.50%) for the MSCI Far East ex-Japan Index(1) over the same period. The outperformance of the Fund can be largely attributed to individual stock selection. While many similar funds are run from a top-down perspective with country weightings driving the investment process, we search the region for companies that meet our desired characteristics with bottom-up, company considerations driving the investment process. Excellent returns were seen from most of our technology and telecommunications holdings in the first half of the period. More recently, performance has been helped by holdings in the financial sector, the energy sector and the consumer/retail sector.

Q: HOW IS THE PORTFOLIO POSITIONED IN GENERAL?

A: The Fund has consistently had the majority of its 40 to 50 holdings in three general areas, technology/communications, financials and consumer retail. We believe each of these sectors has considerable long-term growth potential and we strive to find Asia's regional and global winners in their respective niches. This industry diversification is important to our risk control process as well. The Fund also has consistently invested across the range of company sizes from Asia's largest companies to its smaller companies. This diversification of the portfolios allows for participation in huge globally competitive companies as well as locally oriented companies with strong domestic businesses.

While the portfolio is driven by bottom-up considerations, we are constantly analyzing domestic policies in each country and intra-regional policies that can have an impact on our decisions. For example, the actions of the Malaysian government to impose capital controls during the 97/98 period has led us to exclude the country from our investment universe until this policy is renounced by the government.

Q: LOOKING AHEAD, WHAT ARE THE KEY FACTORS FOR ASIAN FINANCIAL MARKETS?

A: Asian economies are generally continuing to recover impressively from the after-effects of the 97/98 recession. Individual companies have been focusing on profitability rather than market share. We are particularly impressed with the improvement in communications between company management and institutional investors such as ourselves. We believe the coming years in Asia will see slower absolute growth rates than in the previous decade, but will also see stronger corporate profitability. Strong corporate earnings, such as we are currently seeing, can be attributed to more focused management efforts and more open market environments in most countries and industries. While there are always exceptions, Asia is moving to a much more free competitive environment similar to the U.S. This transformation is very positive for long-term fundamentally driven investors.

--------------------------------------------------------------------------------
                                FUND PERFORMANCE
--------------------------------------------------------------------------------
                       ANNUALIZED PERFORMANCE INFORMATION
                             (AS OF AUGUST 31, 2000)
--------------------------------------------------------------------------------
                                    MATTHEWS
                               PACIFIC TIGER FUND
                                 CLASS I SHARES
                     One Year ........................21.28%
                     Five Years ...................... 5.66%
                     Since inception (9/12/94) ....... 4.36%
--------------------------------------------------------------------------------
                            MSCI ALL COUNTRY FAR EAST
                                EX-JAPAN INDEX(1)
                    One Year ........................(2.50%)
                    Five Years ......................(1.52%)
                    Since 9/12/94 ...................(3.23%)
--------------------------------------------------------------------------------
                            MSCI ALL COUNTRY FAR EAST
                             FREE EX-JAPAN INDEX(2)
                    One Year ........................(7.01%)
                    Five Years ......................(4.06%)
                    Since 9/12/94 ...................(4.66%)
--------------------------------------------------------------------------------


                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                               MATTHEWS
                               PACIFIC           MSCI
                                TIGER         ALL COUNTRY
                                 FUND          FAR EAST
                               CLASS I         EX-JAPAN
                                SHARES         INDEX(1)
                 09/12/94      $10,000         $10,000
                 02/95           9,241           8,879
                 08/95           9,793           8,873
                 02/96          10,965           9,563
                 08/96          10,835           9,658
                 02/97          12,439          10,326
                 08/97          11,349           9,017
                 02/98           7,693           6,769
                 08/98           4,151           3,798
                 02/99           6,517           5,520
                 08/99          10,638           8,430
                 02/00          13,129           9,299
                 08/00          12,901           8,220

              PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The MSCI All Country Far East ex-Japan Index is an unmanaged capitalization-weighted index of stock markets of Hong Kong, Taiwan, Malaysia, Singapore, Korea, Indonesia, Philippines, Thailand, and China.

(2) The MSCI All Country Far East ex-Japan Free Index is an unmanaged capitalization-weighted index of stock markets of Hong Kong, Taiwan, Singapore, Korea, Indonesia, Philippines, Thailand and China that excludes securities not available to foreign investors. Malaysia is not represented in the Index, and Taiwan is only represented at 50% of its total market cap.


--------------------------------------------------------------------------------
WWW.MATTHEWSFUNDS.COM                                                         19

MATTHEWS PACIFIC TIGER FUND            SCHEDULE OF INVESTMENTS   AUGUST 31, 2000
--------------------------------------------------------------------------------

                                    SHARES       VALUE
                                    ------       -----

EQUITIES - 97.34%***
  CHINA/HONG KONG - 51.60%
  Asia Satellite Telecommunications
     Holdings, Ltd. ADR             125,200  $  3,771,650
  China Hong Kong Photo
     Products Holdings, Ltd.     16,886,000     1,688,773
  China Mobile HK, Ltd. ADR**        57,000     2,198,062
  China Mobile HK, Ltd.**           280,800     2,160,222
  China Unicom, Ltd.**                6,000        13,925
  Dah Sing Financial Group          761,600     3,544,733
  Dao Heng Bank Group, Ltd.         561,000     2,841,253
  Dickson Concepts
     International, Ltd.          2,661,000     2,371,262
  ehealthcareasia, Ltd.**           532,525        38,236
  Giordano International, Ltd.**  7,413,000     4,063,311
  Guangdong Electric Power
     Development Co., Ltd.
     B Shares                     3,540,294     2,877,919
  HSBC Holdings Plc. ADR             32,300     2,339,731
  Huaneng Power
     International, Inc. ADR        219,800     3,558,012
  Hutchison Whampoa, Ltd.           358,320     5,053,749
  Legend Holdings, Ltd.           5,036,000     5,359,370
  Li & Fung, Ltd.                 1,120,000     4,882,552
  Quality Healthcare
     Asia, Ltd.**                10,650,500     3,345,693
  Shangri-La Asia, Ltd.           3,584,000     3,630,321
  Vitasoy International
     Holdings, Ltd.              19,620,750     3,547,192
  Wuxi Little Swan
     Co., Ltd. B Shares           2,143,703     1,104,945
                                             ------------
  TOTAL CHINA/HONG KONG                        58,390,911
                                             ------------
  INDONESIA - 0.90%
  PT Hero Supermarket**           5,564,500     1,022,051
                                             ------------
  PHILIPPINES - 0.93%
  Benpres Holdings Corp.**       11,869,000     1,052,566
                                             ------------
  SINGAPORE - 9.27%
  CSE Systems &
     Engineering, Ltd.**          3,101,000     2,180,123
  Parkway Holdings, Ltd.          1,385,000     3,524,664
  Venture Manufacturing, Ltd.       238,800     3,052,466
  Vickers Ballas Holdings, Ltd.   3,615,000     1,732,831
                                             ------------
  TOTAL SINGAPORE                              10,490,084
                                             ------------




                                    SHARES       VALUE
                                    ------       -----

SOUTH KOREA - 21.48%
  Comtec Systems Co., Ltd.          239,770  $    986,112
  Daeduck Electronics Co., Ltd.       2,839        27,014
  Daou Technology, Inc.              12,565        84,428
  Hana Bank                         657,549     3,534,604
  Hite Brewery Co., Ltd.            109,677     4,698,676
  KT M.com Co., Ltd.**               93,330     1,199,506
  Samsung Electronics                19,498     4,809,653
  Samsung Fire & Marine Insurance    87,031     2,323,443
  Samsung Securities Co., Ltd.      124,894     2,545,754
  Shinsegae Department Store Co.     58,240     2,899,525
  SK Telecom Co., Ltd.                5,480     1,205,971
                                             ------------
  TOTAL SOUTH KOREA                            24,314,686
                                             ------------
  TAIWAN - 8.79%
  Bank Sinopac**                  5,340,500     3,045,324
  VIA Technologies, Inc.**          428,321     5,712,780
  WYSE Technology Taiwan, Ltd.    1,000,000     1,192,010
                                             ------------
  TOTAL TAIWAN                                  9,950,114
                                             ------------
  THAILAND - 4.37%
  Advanced Info Service
     Public Co., Ltd.**             140,000     1,692,195
  Bangkok Bank Public Co., Ltd.**   723,100       747,516
  Shinawatra Satellite
     Public Co., Ltd.**           2,962,500     2,500,765
                                             ------------
  TOTAL THAILAND                                4,940,476
                                             ------------
TOTAL EQUITIES
   (Cost $92,749,604)                         110,160,888
                                             ------------

                                    FACE
                                   AMOUNT
                                  --------
INTERNATIONAL DOLLAR BONDS - 2.45%
  SINGAPORE - 2.45%
  Finlayson Global Corp.
     (DBS Holdings)
     0.000%, 02/19/04
     (Cost $2,325,946)           $1,430,000     2,777,775
                                             ------------


--------------------------------------------------------------------------------
20                                                           800.789.ASIA [2742]

MATTHEWS PACIFIC TIGER FUND            SCHEDULE OF INVESTMENTS   AUGUST 31, 2000
--------------------------------------------------------------------------------

                                                VALUE
                                               -------

TOTAL INVESTMENTS - 99.79%***
   (Cost $95,075,550*)                       $112,938,663
CASH AND OTHER ASSETS,
   LESS LIABILITIES - 0.21%                       233,872
                                             ------------
NET ASSETS - 100.00%                         $113,172,535
                                             ============

    * Cost for Federal income tax purposes is $95,206,297 and net unrealized appreciation consists of:
           Gross unrealized appreciation      $30,219,088
           Gross unrealized depreciation      (12,486,722)
                                              -----------
           Net unrealized appreciation        $17,732,366
                                              ===========

   ** Non-income producing security
  *** As a percentage of net assets as of August 31, 2000.
  ADR - American Depositary Receipt

                 See accompanying notes to financial statements.




MARKET SECTOR DIVERSIFICATION
AS A PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES

  CONSUMER DISCRETIONARY ......................     22.54%
    Distributors ..............................      1.50%
    Hotels Restaurants & Leisure ..............      3.21%
    Household Durables ........................      0.98%
    Media .....................................      4.27%
    Multiline Retail ..........................      2.57%
    Specialty Retail ..........................      5.69%
    Textiles & Apparel ........................      4.32%
  CONSUMER STAPLES ............................      8.21%
    Beverages .................................      4.16%
    Food & Drug Retailing .....................      0.91%
    Food Products .............................      3.14%
  FINANCIALS ..................................     27.00%
    Banks .....................................     14.60%
    Diversified Financials ....................     10.34%
    Insurance .................................      2.06%
  HEALTH CARE .................................      6.08%
    Health Care Providers & Services ..........      6.08%
  INFORMATION TECHNOLOGY ......................     20.76%
    Computers & Peripherals ...................      5.80%
    Electronic Equipment & Instruments ........      2.73%
    Internet Software & Services ..............      0.11%
    IT Consulting & Services ..................      2.80%
    Semiconductor Equipment & Products ........      9.32%
  TELECOMMUNICATION SERVICES ..................      9.71%
    Diversified Telecommunication Services ....      2.21%
    Wireless Telecommunication Services .......      7.50%
  UTILITIES ...................................      5.70%
    Electric Utilities ........................      5.70%
                                                   -------
  TOTAL INVESTMENTS ...........................    100.00%
                                                   =======


--------------------------------------------------------------------------------
WWW.MATTHEWSFUNDS.COM                                                         21

STATEMENTS OF ASSETS AND LIABILITIES                             AUGUST 31, 2000
--------------------------------------------------------------------------------

                                                         MATTHEWS     MATTHEWS    MATTHEWS                                MATTHEWS
                                                       ASIAN GROWTH    ASIAN       DRAGON      MATTHEWS     MATTHEWS       PACIFIC
                                                        AND INCOME   TECHNOLOGY   CENTURY       JAPAN        KOREA          TIGER
                                                           FUND         FUND     CHINA FUND      FUND         FUND           FUND
                                                       ------------  ----------  ----------    --------     --------      --------
ASSETS:
   Investments, at value (Cost $10,483,713,
     $29,679,894, $8,753,406, $22,764,118,
     $112,893,442 and $95,075,550,
     respectively) ..............................      $11,139,084  $24,650,381  $8,976,958  $23,280,273  $125,778,057  $112,938,663
   Cash .........................................          226,027      834,413      33,570            -             -       149,327
   Foreign currency, at value (Cost $23,166,
     $19,510, $344, $0, $0, and
     $0, respectively) ..........................           23,152       19,497         292            -             -             -
   Dividends and interest receivable ............          114,579        6,938      31,588        7,575        33,302       282,497
   Receivable for securities sold ...............                -      446,359      97,722            -     4,845,122             -
   Receivable for capital shares sold ...........           72,004       39,401     113,559      625,472       469,620       290,999
   Unrealized appreciation on forward
     foreign exchange contracts .................                -            -           -      431,358             -             -
   Deferred organization costs (Note 1-F) .......                -       24,686       7,628            -             -             -
   Other assets .................................              366       24,063      12,074        9,223        41,563         4,668
                                                       -----------  -----------  ----------  -----------  ------------  ------------
     Total assets ...............................       11,575,212   26,045,738   9,273,391   24,353,901   131,167,664   113,666,154
                                                       -----------  -----------  ----------  -----------  ------------  ------------
LIABILITIES:
   Payable for securities purchased .............                -      539,403           -            -     3,342,637             -
   Payable for capital shares redeemed ..........           79,984      859,891      26,270       13,000       436,271       263,929
   Cash overdraft ...............................                -            -           -      430,826       161,582             -
   Due to Advisor (Note 2) ......................            8,797       14,675       3,707        6,286       110,266        20,309
   Accrued expenses .............................           17,464       37,474      11,061       33,991       206,094       157,320
   Accrued distribution expense .................                -            -           -            -         2,587           362
   Other liabilities ............................                -       24,315           -        1,023             -        51,699
                                                       -----------  -----------  ----------  -----------  ------------  ------------
     Total liabilities ..........................          106,245    1,475,758      41,038      485,126     4,259,437       493,619
                                                       -----------  -----------  ----------  -----------  ------------  ------------
NET ASSETS: .....................................      $11,468,967  $24,569,980  $9,232,353  $23,868,775  $126,908,227  $113,172,535
                                                       ===========  ===========  ==========  ===========  ============  ============
CLASS I SHARES:
   Net assets (Applicable to 1,091,869,
     3,226,648, 930,092, 1,149,803, 22,168,141
     and 9,029,279 shares of beneficial interest
     issued and outstanding, respectively,
     unlimited number of shares authorized
     with a $0.001 par value) ...................      $11,468,967  $24,569,980  $9,232,353  $23,868,775  $115,145,274  $111,501,997
                                                       ===========  ===========  ==========  ===========  ============  ============
   Net asset value, offering price and
     redemption price per Class I share .........           $10.50        $7.61       $9.93       $20.76         $5.19        $12.35
                                                       ===========  ===========  ==========  ===========  ============  ============
CLASS A SHARES:*
   Net assets (Applicable to 0, 0, 0, 0,
     2,290,437, and 135,437 shares of
     beneficial interest issued and outstanding,
     respectively, unlimited number of shares
     authorized with a $0.001 par value) ........              N/A          N/A         N/A          N/A  $ 11,762,953  $  1,670,538
                                                       ===========  ===========  ==========  ===========  ============  ============
   Net asset value and redemption price
     per Class A share ..........................              N/A          N/A         N/A          N/A         $5.14        $12.33
                                                       ===========  ===========  ==========  ===========  ============  ============
   Offering price per Class A share
     (Net asset value / 0.9505) .................              N/A          N/A         N/A          N/A         $5.41        $12.97
                                                       ===========  ===========  ==========  ===========  ============  ============
NET ASSETS CONSIST OF:
   Capital paid-in ..............................      $10,054,181  $31,906,826  $8,755,897  $22,086,425  $ 48,780,690  $ 84,076,515
   Accumulated undistributed net
     investment income (loss) ...................          229,562      515,388     118,380      742,093             -       998,574
   Accumulated net realized gain (loss)
     on investments .............................          529,865   (2,822,740)    134,533       92,696    65,243,043    10,243,705
   Net unrealized appreciation (depreciation)
     on investments and foreign currency
     related transactions .......................          655,359   (5,029,494)    223,543      947,561    12,884,494    17,863,741
                                                       -----------  -----------  ----------  -----------  ------------  ------------
                                                       $11,468,967  $24,569,980  $9,232,353  $23,868,775  $126,908,227  $113,172,535
                                                       ===========  ===========  ==========  ===========  ============  ============

* At August 31, 2000, the Matthews Asian Growth and Income Fund, Matthews Asian Technology Fund, Matthews Dragon Century China Fund and Matthews Japan Fund did not offer Class A shares.
N/A - Not Applicable

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
22                                                           800.789.ASIA [2742]

STATEMENTS OF OPERATIONS                     FOR THE YEAR ENDED  AUGUST 31, 2000
--------------------------------------------------------------------------------

                                                        MATTHEWS     MATTHEWS    MATTHEWS                                MATTHEWS
                                                      ASIAN GROWTH    ASIAN       DRAGON      MATTHEWS     MATTHEWS      PACIFIC
                                                       AND INCOME   TECHNOLOGY   CENTURY       JAPAN         KOREA        TIGER
                                                          FUND        FUND*     CHINA FUND      FUND         FUND          FUND
                                                      ------------ -----------  ----------    --------     --------      --------
INVESTMENT INCOME:
   Dividends (net of foreign tax
     withheld of $7,478, $31,773, $409,
     $38,145, $565,290, and
     $157,221, respectively) ....................      $  231,549   $  611,618  $  242,663   $  218,781   $ 2,764,889   $ 3,881,568
   Interest .....................................         672,775       15,941      11,697       26,266         4,073       (75,514)
   Other income (See Note 1K) ...................          24,847      133,462      30,325      151,786     1,074,793       226,710
                                                       ----------   ----------  ----------   ----------   -----------   -----------
     Total investment income ....................         929,171      761,021     284,685      396,833     3,843,755     4,032,764
                                                       ----------   ----------  ----------   ----------   -----------   -----------
EXPENSES:
   Investment advisory fees (Note 2) ............         114,463      117,827      77,085      260,067     1,783,564     1,169,262
   Recovery of reimbursed
     expenses (Note 2) ..........................               -            -           -       34,633             -             -
   Distribution expenses ........................               -            -           -            -        35,229         4,457
   Transfer agent fees ..........................          33,004       46,971      25,297       82,565       394,632       349,888
   Administration fees ..........................          21,205       25,570      13,622       44,242       254,892       213,746
   Accounting fees ..............................          11,513       16,789       6,064       24,697       138,230        93,002
   Professional fees ............................           4,252        4,443       3,065       14,168        79,895        50,013
   Custodian fees ...............................          21,115       51,296      14,138       33,667       334,447       224,025
   Directors fees (Note 2) ......................             945          664         621        2,128        13,857        10,157
   Insurance expense ............................             841           44         563          936        16,678         8,476
   Amortization of organization
     costs (Note 1-F) ...........................             223       25,315       3,096            -         1,393           223
   Printing expense .............................           2,540        2,119       5,693        4,242        27,963        19,007
   Registration expenses ........................          12,838       23,857      16,125       19,084        46,730        40,084
   Other expenses ...............................           1,621          499         774        2,339        13,808        10,109
                                                       ----------   ----------  ----------   ----------   -----------   -----------
    Total expenses ..............................         224,560      315,394     166,143      522,768     3,141,318     2,192,449
   Expenses reimbursed and
     waived (Note 2) ............................          (7,819)     (78,544)    (12,001)           -             -       (84,180)
                                                       ----------   ----------  ----------   ----------   -----------   -----------
     Net expenses ...............................         216,741      236,850     154,142      522,768     3,141,318     2,108,269
                                                       ----------   ----------  ----------   ----------   -----------   -----------
NET INVESTMENT INCOME (LOSS) ....................         712,430      524,171     130,543     (125,935)      702,437     1,924,495
                                                       ----------   ----------  ----------   ----------   -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND FOREIGN CURRENCY
   RELATED TRANSACTIONS:
   Net realized gain (loss) on investments ......       1,425,875   (2,822,740)    909,244    2,394,637    77,627,464    20,371,270
   Net realized gain (loss) on foreign
     currency related transactions ..............          (3,569)      (8,783)        347   (1,245,482)     (282,548)      (25,149)
   Net change in unrealized appreciation
     (depreciation) on investments and
     foreign currency related transactions ......        (151,186)  (5,029,494)     81,652   (2,902,438) (116,843,995)   (1,074,283)
                                                       ----------   ----------  ----------   ----------   -----------   -----------
   Net realized and unrealized gain (loss)
     on investments and foreign currency
     related transactions .......................       1,271,120   (7,861,017)    991,243   (1,753,283)  (39,499,079)   19,271,838
                                                       ----------   ----------  ----------   ----------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS ..............................      $1,983,550  ($7,336,846) $1,121,786  ($1,879,218) ($38,796,642)  $21,196,333
                                                       ==========   ==========  ==========   ==========   ===========   ===========

* The Fund commenced operations on December 27, 1999.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
WWW.MATTHEWSFUNDS.COM                                                         23

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            MATTHEWS ASIAN            MATTHEWS ASIAN
                                                        GROWTH AND INCOME FUND        TECHNOLOGY FUND
                                                      --------------------------    -------------------
                                                         YEAR          YEAR                 PERIOD
                                                         ENDED         ENDED                 ENDED
                                                       AUGUST 31,    AUGUST 31,            AUGUST 31,
                                                         2000          1999                  2000*
                                                      ------------  ------------          ------------
OPERATIONS:
   Net investment income ........................     $   712,430   $   530,190           $   524,171
   Net realized gain (loss) on investments and
     foreign currency related transactions ......       1,422,306       (13,355)           (2,831,523)
   Net change in unrealized appreciation
     (depreciation) on investments and foreign
     currency related transactions ..............        (151,186)    2,441,914            (5,029,494)
                                                      -----------   -----------           -----------
   Net increase (decrease) in net assets
     from operations ............................       1,983,550     2,958,749            (7,336,846)
                                                      -----------   -----------           -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
     Class I ....................................        (672,202)     (436,230)                    -
     Class A ....................................             N/A           N/A                   N/A
   Realized gains on investments:
     Class I ....................................               -             -                     -
     Class A ....................................             N/A           N/A                   N/A
                                                      -----------   -----------           -----------
   Net decrease in net assets resulting
     from distributions .........................        (672,202)     (436,230)                    -
                                                      -----------   -----------           -----------
CAPITAL SHARE TRANSACTIONS (NET):
     Class I ....................................        (486,162)    4,058,565            31,906,826
     Class A ....................................             N/A           N/A                   N/A
                                                      -----------   -----------           -----------
   Increase (decrease) in net assets derived from
     capital share transactions .................        (486,162)    4,058,565            31,906,826
                                                      -----------   -----------           -----------
   Total increase in net assets .................         825,186     6,581,084            24,569,980

NET ASSETS:
   Beginning of period ..........................      10,643,781     4,062,697                     -
                                                      -----------   -----------           -----------
   End of period (including undistributed net
     investment income (loss) of $229,562,
     $94,927, and $515,388, respectively) .......     $11,468,967   $10,643,781           $24,569,980
                                                      ===========   ===========           ===========

   *The Asian Technology Fund commenced operations on December 27, 1999. N/A - Not Applicable

                See accompanying notes to financial statements.


--------------------------------------------------------------------------------
24                                                           800.789.ASIA [2742]

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            MATTHEWS DRAGON                MATTHEWS
                                                          CENTURY CHINA FUND              JAPAN FUND
                                                      --------------------------   --------------------------
                                                         YEAR          YEAR           YEAR         PERIOD
                                                         ENDED         ENDED          ENDED         ENDED
                                                       AUGUST 31,    AUGUST 31,     AUGUST 31,    AUGUST 31,
                                                          2000         1999           2000           1999*
                                                      ------------  ------------   ------------  ------------
OPERATIONS:
   Net investment income (loss) .................      $  130,543    $   88,561       ($125,935)     ($45,727)
   Net realized gain (loss) on investments and
     foreign currency related transactions ......         909,591      (513,007)      1,149,155       448,510
   Net change in unrealized appreciation
     (depreciation) on investments and
     foreign currency related transactions ......          81,652     2,028,439      (2,902,438)    3,849,999
                                                       ----------    ----------     -----------   -----------
   Net increase (decrease) in
     net assets from operations .................       1,121,786     1,603,993      (1,879,218)    4,252,782
                                                       ----------    ----------     -----------   -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
     Class I ....................................        (100,689)      (40,925)              -             -
     Class A ....................................             N/A           N/A               -             -
   Realized gains on investments:
     Class I ....................................               -             -        (601,550)            -
     Class A ....................................             N/A           N/A             N/A           N/A
                                                       ----------    ----------     -----------   -----------
   Net decrease in net assets resulting
     from distributions .........................        (100,689)      (40,925)       (601,550)            -
                                                       ----------    ----------     -----------   -----------
CAPITAL SHARE TRANSACTIONS (NET):
     Class I ....................................       1,965,983     3,106,211       1,863,670    20,233,091
     Class A ....................................             N/A           N/A             N/A           N/A
                                                       ----------    ----------     -----------   -----------
   Increase in net assets derived from
     capital share transactions .................       1,965,983     3,106,211       1,863,670    20,233,091
                                                       ----------    ----------     -----------   -----------
   Total increase (decrease) in net assets ......       2,987,080     4,669,279        (617,098)   24,485,873

NET ASSETS:
   Beginning of period ..........................       6,245,273     1,575,994      24,485,873             -
                                                       ----------    ----------     -----------   -----------
   End of period (including undistributed
     net investment income of $118,380,
     $88,179, $742,093 and $0, respectively) ....      $9,232,353    $6,245,273     $23,868,775   $24,485,873
                                                       ==========    ==========     ===========   ===========

*The Japan Fund commenced operations on December 31, 1998.
N/A - Not Applicable

                 See accompanying notes to financial statements.


--------------------------------------------------------------------------------
WWW.MATTHEWSFUNDS.COM                                                         25

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            MATTHEWS KOREA               MATTHEW PACIFIC
                                                                 FUND                      TIGER FUND
                                                       --------------------------   ---------------------------
                                                          YEAR          YEAR            YEAR          YEAR
                                                          ENDED         ENDED           ENDED         ENDED
                                                        AUGUST 31,    AUGUST 31,      AUGUST 31,    AUGUST 31,
                                                           2000          1999            2000          1999
                                                       ------------  ------------   -------------  ------------
OPERATIONS:
   Net investment income ........................      $    702,437  $    837,323    $  1,924,495  $  2,241,628
   Net realized gain (loss) on investments and
     foreign currency related transactions ......        77,344,916    37,190,472      20,346,121       (25,438)
   Net change in unrealized appreciation
     (depreciation) on investments and foreign
     currency related transactions ..............      (116,843,995)  143,518,288      (1,074,283)   47,488,287
                                                       ------------  ------------    ------------  ------------
   Net increase (decrease) in
     net assets from operations .................       (38,796,642)  181,546,083      21,196,333    49,704,477
                                                       ------------  ------------    ------------  ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
     Class I ....................................                 -             -      (2,508,804)     (233,408)
     Class A ....................................                 -             -         (36,563)       (1,392)
   Realized gains on investments:
     Class I ....................................       (22,901,449)            -               -             -
     Class A ....................................        (1,790,122)            -               -             -
                                                       ------------  ------------    ------------  ------------
   Net decrease in net assets resulting
     from distributions .........................       (24,691,571)            -      (2,545,367)     (234,800)
                                                       ------------  ------------    ------------  ------------
CAPITAL SHARE TRANSACTIONS (NET):
     Class I ....................................       (57,694,292)   (6,709,788)    (16,792,146)   29,385,046
     Class A ....................................         1,963,559       560,219         156,788       837,725
                                                       ------------  ------------    ------------  ------------
   Increase (decrease) in net assets derived from
     capital share transactions .................       (55,730,733)   (6,149,569)    (16,635,358)   30,222,771
                                                       ------------  ------------    ------------  ------------
   Total increase (decrease) in net assets ......      (119,218,946)  175,396,514       2,015,608    79,692,448
NET ASSETS:
   Beginning of period ..........................       246,127,173    70,730,659     111,156,927    31,464,479
                                                       ------------  ------------    ------------  ------------
   End of period (including undistributed
     net investment income (loss) of
     $0, ($643,314), $1,897,661
     and $1,634,802, respectively ...............      $126,908,227  $246,127,173    $113,172,535  $111,156,927
                                                       ============  ============    ============  ============


                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
26                                                           800.789.ASIA [2742]

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for a share of beneficial interest outstanding throughout each year presented.

                                                                        MATTHEWS ASIAN
                                                                    GROWTH AND INCOME FUND
                                             --------------------------------------------------------------------
                                                 YEAR          YEAR          YEAR          YEAR          YEAR
                                                 ENDED         ENDED         ENDED         ENDED         ENDED
                                              AUGUST 31,    AUGUST 31,    AUGUST 31,    AUGUST 31,    AUGUST 31,
                                                 2000          1999          1998          1997          1996
                                             ------------  ------------  ------------  ------------  ------------
Net Asset Value, beginning of year .........    $ 9.37        $ 6.54        $11.71        $10.53        $ 9.88
                                                ------        ------        ------        ------        ------
   INCOME (LOSS) FROM
     INVESTMENT OPERATIONS
   Net investment income ...................      0.63          0.59          0.13          0.10          0.25
   Net realized gain (loss) and
     unrealized appreciation
     (depreciation) on investments
     and foreign currency ..................      1.09          2.75         (4.15)         1.42          0.75
                                                ------        ------        ------        ------        ------
     Total from investment operations ......      1.72          3.34         (4.02)         1.52          1.00
                                                ------        ------        ------        ------        ------
   LESS DISTRIBUTIONS FROM:
   Net investment income ...................     (0.59)        (0.51)        (0.10)        (0.10)        (0.26)
   Net realized gains on investments .......         -             -         (1.05)        (0.24)        (0.09)
                                                ------        ------        ------        ------        ------
     Total distributions ...................     (0.59)        (0.51)        (1.15)        (0.34)        (0.35)
                                                ------        ------        ------        ------        ------
Net Asset Value, end of year ...............    $10.50        $ 9.37        $ 6.54        $11.71        $10.53
                                                ======        ======        ======        ======        ======
TOTAL RETURN ...............................     18.68%        52.65%       (35.27%)       14.67%        10.24%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of year
     (in 000's) ............................   $11,469       $10,644        $4,063        $6,166        $3,272
   Ratio of expenses to average net
     assets before reimbursement
     and waiver of expenses by
     Advisor and Administrator .............      1.97%         2.05%         3.76%         4.45%         8.73%
   Ratio of expenses to average net
     assets after reimbursement and
     waiver of expenses by Advisor
     and Administrator (Note 2) ............      1.90%         1.90%         1.90%         1.90%         1.85%
   Ratio of net investment income
     (loss) to average net assets
     before reimbursement and
     waiver of expenses by Advisor
     and Administrator .....................      6.17%         7.98%        (0.36%)       (1.55%)       (4.13%)
   Ratio of net investment income
     to average net assets after
     reimbursement and waiver
     of expenses by Advisor and
     Administrator .........................      6.24%         8.13%         1.50%         1.00%         2.75%
   Portfolio turnover ......................     62.23%        34.82%        54.67%        50.20%        88.16%


                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
WWW.MATTHEWSFUNDS.COM                                                         27

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                  MATTHEWS ASIAN                    MATTHEWS DRAGON                           MATTHEWS
                                  TECHNOLOGY FUND                 CENTURY CHINA FUND                         JAPAN FUND
                                -------------------  ----------------------------------------------  ------------------------------
                                      PERIOD             YEAR            YEAR           PERIOD           YEAR           PERIOD
                                       ENDED             ENDED           ENDED           ENDED           ENDED           ENDED
                                    AUGUST 31,         AUGUST 31,      AUGUST 31,      AUGUST 31,      AUGUST 31,      AUGUST 31,
                                      2000(3)             2000            1999           1998(4)          2000           1999(5)
                                  --------------     --------------  --------------  --------------  --------------  --------------
                                      CLASS I            CLASS I         CLASS I        CLASS I         CLASS I          CLASS I
                                      -------            -------         -------        -------         -------          -------
Net Asset Value, beginning
   of period ........................  $10.00             $ 8.48          $ 4.36         $10.00          $21.70           $10.00
                                       ------            -------          ------         ------          ------           ------
   INCOME (LOSS) FROM
     INVESTMENT OPERATIONS
   Net investment income (loss) .....    0.26(6)            0.12(6)         0.12           0.10           (0.11)(6)        (0.04)
   Net realized gain (loss) and
     unrealized appreciation
     (depreciation) on investments
     and foreign currency ...........   (2.65)              1.44            4.11          (5.74)          (0.29)           11.74
                                       ------            -------          ------         ------          ------           ------
     Total from investment operations   (2.39)              1.56            4.23          (5.64)           0.40            11.70
                                       ------            -------          ------         ------          ------           ------
   LESS DISTRIBUTIONS FROM:
   Net investment income ............       -              (0.11)          (0.11)             -               -                -
   Net realized gains on investments        -                  -               -              -           (0.54)               -
                                       ------            -------          ------         ------          ------           ------
     Total distributions ............       -              (0.11)          (0.11)             -           (0.54)               -
                                       ------            -------          ------         ------          ------           ------
Net Asset Value, end of period ......  $ 7.61             $ 9.93          $ 8.48         $ 4.36          $20.76           $21.70
                                       ======             ======          ======         ======          ======           ======
TOTAL RETURN ........................  (23.90%)(2)         18.54%          97.79%        (56.40%)(2)      (1.75%)         117.00%(2)

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
     (in 000's) ..................... $24,570             $9,232          $6,245         $1,576         $23,869          $24,486
   Ratio of expenses to average
     net assets before reimbursement
     waiver or recovery of expenses
     by Advisor and Administrator ...    2.66%(1)           2.15%           2.09%          7.84%(1)        1.88%            3.45%(1)
   Ratio of expenses to average net
     assets after reimbursement and
     waiver of expenses by Advisor
     and Administrator (Note 2) .....    2.00%(1)           2.00%           2.00%          2.00%(1)        2.00%            2.00%(1)
   Ratio of net investment income
     (loss) to average net assets
     before reimbursement and
     waiver of expenses by
     Advisor and Administrator ......    3.75%(1)           1.54%           2.93%         (3.45%)(1)      (0.36%)         (2.54%)(1)
   Ratio of net investment income
     (loss) to average net assets
     after reimbursement and
     waiver of expenses by Advisor
     and Administrator ..............    4.41%(1)           1.69%           3.02%          2.38%(1)       (0.48%)         (1.09%)(1)
   Portfolio turnover ...............   50.35%(2)          80.90%          40.27%         11.84%(2)      223.00%           28.92%(2)

(1) Annualized
(2) Not annualized
(3) The Asian Technology Fund commenced operations on December 27, 1999.
(4) The Dragon Century China Fund Class I commenced operations on February 19, 1998.
(5) The Japan Fund commenced operations on December 31, 1998.
(6) Based on average shares method.
 #  Amount represents less than $0.01 per share.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
28                                                           800.789.ASIA [2742]

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                          MATTHEWS KOREA
                                                                               FUND
                                     -----------------------------------------------------------------------------------------------
                                       YEAR        YEAR        YEAR        YEAR        PERIOD       YEAR        YEAR        YEAR
                                       ENDED       ENDED       ENDED       ENDED       ENDED        ENDED       ENDED       ENDED
                                     AUGUST 31,  AUGUST 31,  AUGUST 31,  AUGUST 31,  AUGUST 31,   AUGUST 31,  AUGUST 31,  AUGUST 31,
                                        2000       2000        1999        1999        1998(5)       1998        1997        1996
                                     ----------  ----------  ----------  ----------  ----------   ----------  ----------  ----------
                                      CLASS A     CLASS I     CLASS A     CLASS I     CLASS A      CLASS I     CLASS I     CLASS I
                                     ----------  ----------  ----------  ----------  ----------   ----------  ----------  ----------
Net Asset Value, beginning
   of period ........................  $ 7.44      $ 7.49      $ 2.01      $ 2.03      $ 5.32       $ 6.19      $ 7.23      $ 9.13
                                       ------      ------      ------      ------      ------       ------      ------      ------
   INCOME (LOSS) FROM
     INVESTMENT OPERATIONS
   Net investment income (loss) .....    0.01(6)     0.03(6)     0.01        0.03       (0.04)       (0.03)      (0.04)(4)   (0.07)
   Net realized gain (loss) and
     unrealized appreciation
     (depreciation) on investments
     and foreign currency ...........   (1.43)      (1.45)       5.42        5.43       (3.27)       (4.13)      (1.00)(4)   (1.75)
                                       ------      ------      ------      ------      ------       ------      ------      ------
     Total from investment
       operations ...................   (1.42)      (1.42)       5.43        5.46       (3.31)       (4.16)      (1.04)      (1.82)
                                       ------      ------      ------      ------      ------       ------      ------      ------
   LESS DISTRIBUTIONS FROM:
   Net realized gains on investments    (0.88)      (0.88)          -           -           -            -           -       (0.08)
                                       ------      ------      ------      ------      ------       ------      ------      ------
Net Asset Value, end of period ......  $ 5.14      $ 5.19      $ 7.44      $ 7.49      $ 2.01       $ 2.03      $ 6.19      $ 7.23
                                       ======      ======      ======      ======      ======       ======      ======      ======
TOTAL RETURN ........................ (23.08%)(3)  (22.92%)    270.15%(3)  268.97%    (62.03%)(2,3) (67.21%)    (14.38%)    (20.11%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of
   period (in 000's) ................ $11,763    $115,145     $15,281    $230,846      $4,123      $66,607     $19,356      $2,721
Ratio of expenses to average net
   assets before reimbursement
   and waiver of expenses by
   Advisor and Administrator ........    2.00%       1.75%       2.02%       1.77%       2.97%(1)     2.07%       2.90%      11.36%
Ratio of expenses to average
   net assets after reimbursement
   and waiver of expenses by
   Advisor and Administrator
   (Note 2) .........................    2.00%       1.75%       2.02%       1.77%       2.68%(1)     2.06%       2.50%       2.23%
Ratio of net investment income
   (loss) to average net assets before
   reimbursement and waiver
   of expenses by Advisor and
   Administrator ....................    0.17%       0.42%      (0.62%)     (0.37%)     (2.03%)(1)   (1.13%)     (1.81%)    (10.44%)
Ratio of net investment income
   (loss) to average net assets after
   reimbursement and waiver of
   expenses by Advisor and
   Administrator ....................    0.17%       0.42%      (0.62%)     (0.37%)     (1.74%)(1)   (1.12%)     (1.41%)     (1.31%)
Portfolio turnover ..................   47.80%      47.80%      57.06%      57.06%      94.01%       94.01%     112.68%     139.71%

(1) Annualized
(2) Not annualized
(3) Total return calculation does not reflect sales load.
(4) Calculated using the average shares method.
(5) The Korea Fund Class A commenced operations on October 9, 1997.
(6) Based on average shares method.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
WWW.MATTHEWSFUNDS.COM                                                         29

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                                MATTHEWS PACIFIC
                                                                                   TIGER FUND
                                     -----------------------------------------------------------------------------------------------
                                       YEAR        YEAR        YEAR        YEAR        PERIOD       YEAR        YEAR        YEAR
                                       ENDED       ENDED       ENDED       ENDED       ENDED        ENDED       ENDED       ENDED
                                     AUGUST 31,  AUGUST 31,  AUGUST 31,  AUGUST 31,  AUGUST 31,   AUGUST 31,  AUGUST 31,  AUGUST 31,
                                        2000        2000        1999        1999       1998(4)       1998        1997        1996
                                     ----------  ----------  ----------  ----------  ----------   ----------  ----------  ----------
                                      CLASS A     CLASS I     CLASS A     CLASS I     CLASS A      CLASS I     CLASS I     CLASS I
                                     ----------  ----------  ----------  ----------  ----------   ----------  ----------  ----------
Net Asset Value, beginning
   of period ........................  $10.41      $10.41      $ 4.07      $ 4.07      $10.84       $11.30      $10.81      $ 9.77
                                       ------      ------      ------      ------      ------       ------      ------      ------
   INCOME (LOSS) FROM
     INVESTMENT OPERATIONS
Net investment income ...............    0.17(5)     0.20(5)     0.21        0.21        0.03(5)      0.02(5)     0.02        0.01
Net realized gain (loss) and
   unrealized appreciation
   (depreciation) on investments
   and foreign currency .............    2.01        2.01        6.15        6.15       (6.73)       (7.18)       0.50        1.03
                                       ------      ------      ------      ------      ------       ------      ------      ------
     Total from investment
       operations ...................    2.18        2.21        6.36        6.36       (6.70)       (7.16)       0.52        1.04
                                       ------      ------      ------      ------      ------       ------      ------      ------
   LESS DISTRIBUTIONS FROM:
Net investment income ...............   (0.26)      (0.27)      (0.02)      (0.02)      (0.01)       (0.01)      (0.01)          -
Net realized gains
   on investments ...................       -           -           -           -       (0.06)       (0.06)      (0.02)          -
                                       ------      ------      ------      ------      ------       ------      ------      ------
   Total distributions ..............   (0.26)      (0.27)      (0.02)      (0.02)      (0.07)       (0.07)      (0.03)          -
                                       ------      ------      ------      ------      ------       ------      ------      ------
Net Asset Value, end of period ......  $12.33      $12.35      $10.41      $10.41      $ 4.07       $ 4.07      $11.30      $10.81
                                       ======      ======      ======      ======      ======       ======      ======      ======
TOTAL RETURN ........................   21.01%(3)   21.28%     156.28%(3)  156.28%    (61.87%)(2,3) (63.43%)      4.75%      10.64%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
   (in 000's) .......................  $1,671    $111,502      $1,221    $109,936       $ 146      $31,319     $43,647     $17,148
Ratio of expenses to average
   net assets before reimbursement
   and waiver of expenses by
   Advisor and Administrator ........    2.13%       1.88%       2.15%       1.90%      11.99%(1)     2.06%       1.97%       4.35%
Ratio of expenses to average net
   assets after reimbursement and
   waiver of expenses by Advisor
   and Administrator (Note 2) .......    2.06%       1.81%       1.90%       1.90%       1.91%(1)     1.90%       1.90%       1.90%
Ratio of net investment income
   (loss) to average net assets
   before reimbursement and
   waiver of expenses by Advisor
   and Administrator ................    1.24%       1.49%       3.10%       3.35%      (9.61%)(1)    0.14%       0.20%      (2.13%)
Ratio of net investment income
   to average net assets
   after reimbursement and
   waiver of expenses by Advisor
   and Administrator ................    1.31%       1.56%       3.35%       3.35%       0.47%(1)     0.30%       0.27%       0.32%
Portfolio turnover ..................   52.11%      52.11%      98.74%      98.74%      73.09%       73.09%      70.73%     124.69%

(1) Annualized
(2) Not annualized
(3) Total return calculation does not reflect sales load.
(4) Class A commenced operations on October 9, 1997.
(5) Calculated using the average shares method.
(6) Based on average shares method.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
30                                                           800.789.ASIA [2742]

MATTHEWS INTERNATIONAL FUNDS     NOTES TO FINANCIAL STATEMENTS   AUGUST 31, 2000
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
Matthews International Funds (the "Company") is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "Act"). The Company currently issues six separate series of shares (each a "Fund" and collectively, the "Funds"): Matthews Asian Growth and Income Fund (formerly, the Matthews Asian Convertible Securities Fund), Matthews Asian Technology Fund, Matthews Dragon Century China Fund, Matthews Japan Fund, Matthews Korea Fund and Matthews Pacific Tiger Fund. The Matthews Dragon Century China Fund, Matthews Korea Fund and Matthews Pacific Tiger Fund are authorized to offer two classes of shares: Class I shares and Class A shares. Although authorized, on September 1, 1998, the Matthews Dragon Century China Fund suspended issuing Class A shares. The classes offered have different sales charges and other expenses which may affect performance. The Matthews Asian Technology Fund, Matthews Dragon Century China Fund, Matthews Japan Fund, Matthews Korea Fund and Matthews Pacific Tiger Fund seek to maximize capital appreciation by investing a substantial portion of their assets in equity securities of Pacific Tiger economies, South Korean companies, Chinese companies and Japanese companies, respectively. Pacific Tiger economies include Hong Kong, Singapore, South Korea, Taiwan, Indonesia, Malaysia, Philippines, Thailand and China. Matthews Asian Growth and Income Fund seeks capital appreciation and current income by investing a substantial portion of their assets in the convertible securities of Asian economies. Asian economies include Hong Kong, Japan, Singapore, South Korea, Taiwan, Indonesia, Malaysia, Philippines, Thailand, China and India. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

   A. SECURITY VALUATION: Securities listed on any national securities exchange are valued at their last sale price on the exchange where the securities are principally traded or, if there has been no sale on that date, at the mean between the last reported bid and asked prices. Securities traded over-the-counter are priced at the mean of the last bid and asked prices. All other securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees.

   The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the current exchange rate. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. International dollar bonds are issued offshore, pay interest and principal in U.S. dollars, and are denominated in U.S. dollars.

   Portfolio securities traded on a foreign exchange are generally valued at the respective current prevailing exchange rates. The securities' values are translated into U.S. dollars using these rates. If subsequent to the time a rate has been established and it has been determined to have materially changed, the fair value of those securities, (considering the changing conditions) will be determined by (or under the direction of) the Funds' Board of Trustees.

   B. FORWARD FOREIGN EXCHANGE CONTRACTS: The Funds may engage in forward foreign exchange contracts for hedging a specific transaction in which the currency is denominated as deemed appropriate by Matthews International Capital Management, LLC (the "Advisor"). Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Funds' portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

   C. RISKS ASSOCIATED WITH FOREIGN SECURITIES: Investments by the Funds in the securities of foreign issuers may involve investment risks different from those of U.S. issuers including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, the possibility of currency exchange controls, the possible imposition of foreign withholding tax on the interest income payable on such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Funds. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. Government.




--------------------------------------------------------------------------------
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


MATTHEWS INTERNATIONAL FUNDS     NOTES TO FINANCIAL STATEMENTS   AUGUST 31, 2000
--------------------------------------------------------------------------------

   D. FEDERAL INCOME TAXES: It is the policy of the Funds to comply with all requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the year ended August 31, 2000. Therefore, no Federal income tax provision is required.

   E. DETERMINATION OF GAINS OR LOSSES ON SALES OF SECURITIES: Gains or losses on the sale of securities are determined on the identified cost basis.

   F. ORGANIZATION COSTS: Organization costs are being amortized on a straight-line basis over five years from each Fund's respective commencement of operations with the exception of the Matthews Japan Fund and the Matthews Asian Technology Fund are amortized on a straight-line basis over one year from the Fund's commencement of operations. In the event that any of the initial shares are redeemed during the year of amortization of the Funds' organization costs, the redemption proceeds will be reduced by any such unamortized organization costs in the same proportion as the number of initial shares being redeemed bears to the number of those shares outstanding at the time of redemption.

   G. DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of Matthews Asian Growth and Income Fund to distribute net investment income on a semi-annual basis and capital gains, if any, annually. Matthews Asian Technology Fund, Matthews Dragon Century China Fund, Matthews Japan Fund, Matthews Korea Fund and Matthews Pacific Tiger Fund distribute net investment income and capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Net investment losses may not be utilized to offset net investment income in future years for tax purposes.

   H. FUND AND CLASS ALLOCATIONS: The Funds account separately for the assets, liabilities and operations of each Fund. Direct expenses of each Fund are charged to the Fund while general expenses are allocated pro-rata among the Funds based on net asset value. Income, expenses (other than class specific expenses), and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily to each class of shares based on the relative proportion of net assets of each class.

   I. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

   J. OTHER: Securities transactions are accounted for on the date the securities are purchased or sold. Interest income is recorded on the accrual basis and dividend income on the ex-dividend date.

   K. CAPITAL SHARE TRANSACTIONS: Each Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Class A Shares are sold with a front-end sales charge of 4.95%. Transactions in shares of beneficial interest were as follows:

                                                   MATTHEWS                                   MATTHEWS
                                         ASIAN GROWTH AND INCOME FUND                  ASIAN TECHNOLOGY FUND
                               ------------------------------------------------     -------------------------
                                                    CLASS I                                   CLASS I
                               ------------------------------------------------     -------------------------
                                       YEAR ENDED             YEAR ENDED                    PERIOD ENDED
                                     AUGUST 31, 2000        AUGUST 31, 1999               AUGUST 31, 2000
                               -----------------------  -----------------------      -------------------------
                                 SHARES       AMOUNT      SHARES       AMOUNT          SHARES       AMOUNT
                               ----------  -----------  ----------  -----------      ----------  -------------
Shares sold ................     704,212    $7,052,878   1,019,797   $8,107,270       5,216,329   $49,292,911
Shares issued through
   reinvestment of dividends      65,587       663,908      49,419      406,448               -             -
Shares redeemed ............    (814,085)   (8,202,948)   (554,197)  (4,455,153)     (1,989,681)  (17,386,085)
                                --------    ----------   ---------   ----------      ----------   -----------
Net increase (decrease) ....     (44,286)    ($486,162)    515,019   $4,058,565       3,226,648   $31,906,826
                                ========    ==========   =========   ==========      ==========   ===========




--------------------------------------------------------------------------------
32                                                           800.789.ASIA [2742]

MATTHEWS INTERNATIONAL FUNDS     NOTES TO FINANCIAL STATEMENTS   AUGUST 31, 2000
--------------------------------------------------------------------------------

                                                MATTHEWS                                             MATTHEWS
                                        DRAGON CENTURY CHINA FUND                                   JAPAN FUND
                             ----------------------------------------------------  ------------------------------------------------
                                                 CLASS I                                            CLASS I
                             ----------------------------------------------------  ------------------------------------------------
                                     YEAR ENDED                YEAR ENDED                YEAR ENDED               PERIOD ENDED
                                   AUGUST 31, 2000           AUGUST 31, 1999           AUGUST 31, 2000          AUGUST 31, 1999
                             -------------------------  -------------------------  -----------------------  -----------------------
                                SHARES       AMOUNT       SHARES       AMOUNT        SHARES      AMOUNT       SHARES      AMOUNT
                               --------    ----------    --------    ----------    ----------  -----------  ----------  -----------
Shares sold ................    922,748    $8,321,445     791,595    $6,408,921     2,158,789  $47,157,104   1,248,676  $22,728,238
Shares issued through
   reinvestment of dividends     11,236       100,022       6,071        39,314        28,758      573,444           -            -
Shares redeemed ............   (740,130)   (6,455,484)   (423,005)   (3,342,024)   (2,166,167) (45,866,878)   (120,253)  (2,495,147)
                               --------    ----------    --------    ----------    ----------  -----------   ---------  -----------
Net increase ...............    193,854    $1,965,983     374,661    $3,106,211        21,380  $ 1,863,670   1,128,423  $20,233,091
                               ========    ==========    ========    ==========    ==========  ===========   =========  ===========

                                                                             MATTHEWS
                                                                            KOREA FUND
                             ------------------------------------------------------------------------------------------------------
                                                 CLASS I                                            CLASS A
                             ----------------------------------------------------  ------------------------------------------------
                                    YEAR ENDED                 YEAR ENDED                YEAR ENDED               YEAR ENDED
                                  AUGUST 31, 2000            AUGUST 31, 1999           AUGUST 31, 2000          AUGUST 31, 1999
                             -------------------------  -------------------------  -----------------------   ----------------------
                                SHARES       AMOUNT       SHARES        AMOUNT       SHARES       AMOUNT       SHARES     AMOUNT
                             -----------  ------------  -----------  ------------  ----------   ----------   ---------  -----------
Shares sold ................  22,234,328  $143,560,898   46,512,355  $307,041,168   1,087,775   $6,675,877     349,768   $2,266,586
Shares issued through
   reinvestment of dividends   2,867,052    22,391,670            -             -     221,542    1,714,731           -            -
Shares redeemed ............ (33,747,464) (223,646,860) (48,584,494) (313,750,956) (1,072,224)  (6,427,049)   (343,013)  (1,706,367)
                             -----------  ------------  -----------  ------------  ----------   ----------    --------   ----------
Net increase (decrease) ....  (8,646,084) ($57,694,292)  (2,072,139)  ($6,709,788)    237,093   $1,963,559       6,755   $  560,219
                             ===========  ============  ===========  ============  ==========   ==========    ========   ==========

                                                                             MATTHEWS
                                                                        PACIFIC TIGER FUND
                             ----------------------------------------------------  ------------------------------------------------
                                                 CLASS I                                            CLASS A
                             ----------------------------------------------------  ------------------------------------------------
                                    YEAR ENDED                 YEAR ENDED                YEAR ENDED               YEAR ENDED
                                  AUGUST 31, 2000            AUGUST 31, 1999           AUGUST 31, 2000          AUGUST 31, 1999
                             -------------------------  -------------------------  -----------------------   ----------------------
                                SHARES       AMOUNT       SHARES        AMOUNT       SHARES       AMOUNT       SHARES     AMOUNT
                             -----------  ------------  -----------  ------------  ----------   ----------   ---------  -----------
Shares sold ................   6,708,677  $ 82,110,584   14,367,556  $125,011,426    104,297    $1,247,215     117,898   $1,081,693
Shares issued through
   reinvestment of dividends     197,956     2,392,082       20,786       223,856      2,903        35,066         129        1,390
Shares redeemed ............  (8,441,468) (101,294,812) (11,513,378)  (95,850,236)   (89,013)   (1,125,493)    (36,570)    (245,358)
                             -----------  ------------  -----------  ------------    -------    ----------     -------   ----------
Net increase (decrease) ....  (1,534,835) ($16,792,146)   2,874,964  $ 29,385,046     18,187    $  156,788      81,457   $  837,725
                             ===========  ============  ===========  ============    =======    ==========     =======   ==========

   The Funds imposed a redemption fee of 2.00% on shares that are redeemed within ninety days of purchase. The charge will be assessed on an amount equal to the net asset value of the shares at the time of redemption. The redemption fee is deducted from the proceeds otherwise payable to the shareholder. The redemption fees were returned to the assets of the Asian Growth and Income Fund, Asian Technology Fund, Dragon Century China Fund, Japan Fund, Korea Fund and Pacific Tiger Fund in the amounts of $24,847, $133,462, $30,325, $151,786, $1,074,793 and $226,710, respectively.




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WWW.MATTHEWSFUNDS.COM                                                         33

MATTHEWS INTERNATIONAL FUNDS     NOTES TO FINANCIAL STATEMENTS   AUGUST 31, 2000
--------------------------------------------------------------------------------

   2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      The Advisor, a registered investment advisor, provides the Funds with investment management services. As compensation for these services, the Advisor charges the Funds a monthly fee of 1/12 of 1% on each Fund's respective average daily net assets. The Funds reimburse the Advisor any service fees paid by it to the extent that shareholder service related expenses are incurred by the Advisor. Certain officers and Trustees of the Funds are also officers and directors of the Advisor. All officers serve without direct compensation from the Funds. Investment advisory fees and other transactions with affiliates, for the year ended August 31, 2000, are as follows:

                                                                                                        EXPENSES
                                                      INVESTMENT       VOLUNTARY                       WAIVED AND
                                                       ADVISORY         EXPENSE         ADVISORY       REIMBURSED
                                                       FEE RATE       LIMITATION*         FEES         BY ADVISOR
                                                      ----------     -------------     ----------     ------------
   Matthews Asian Growth and Income Fund .........       1.00%          1.90%          $  114,463       $  7,819
   Matthews Asian Technology Fund.................       1.00           2.00              117,827         78,544
   Matthews Dragon Century China Fund ............       1.00           2.00               77,085         12,001
   Matthews Japan Fund ...........................       1.00           2.00              260,067              -
   Matthews Korea Fund ...........................       1.00           2.50            1,783,564              -
   Matthews Pacific Tiger Fund ...................       1.00           1.90            1,169,262         84,180

   *For Funds offering Class A shares, the contractual expense limitation would include an additional 0.25% for Class A Distributor fees.

      The investment advisory agreements provide that any reductions made by the Advisor in its fees are subject to reimbursement by the Funds within the following three years provided that Funds are able to effect such reimbursement and remain in compliance with applicable expense limitations. During the year ended August 31, 2000, the Matthews Japan Fund reimbursed expenses to the Advisor totaling $34,366. As of August 31, 2000, the total expenses waived and reimbursed by the Advisor that are subject to reimbursement by the Matthews Asian Growth and Income Fund, Matthews Asian Technology Fund, Matthews Dragon Century China Fund, Matthews Japan Fund, Matthews Korea Fund and Matthews Pacific Tiger Fund totaled $189,272, $78,544, $107,459, $26,281, $0 and $228,116,
      respectively.

      PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank, serves as the Trust's Administrator and, in that capacity, performs various administrative and accounting services for each Fund. PFPC also serves as the Trust's Transfer Agent, dividend disbursing agent and registrar. An officer of PFPC serves as Treasurer to the Trust. Total fees received by PFPC for the year end August 31, 2000 was $594,610 for administrative and accounting services and $249,000 for transfer agent services.

   3. DISTRIBUTOR FEES AND CLASS SPECIFIC EXPENSES

      Effective December 1, 1999, Provident Distributors, Inc. (the "Distributor") serves as the Funds' Distributor pursuant to an Underwriting Agreement. Prior to December 1, 1999, First Data Distributors, Inc. served as the Funds' distributor. Pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the Act, the Korea Fund Class A and the Pacific Tiger Fund Class A, have adopted a Plan of Distribution (the "Plan"). The Plan permits the participating Funds to pay certain expenses associated with the distribution of their shares. Under the Plan, each Fund offering Class A shares may pay actual expenses not exceeding, on an annual basis, 0.25% of each participating Fund's Class A average daily net assets. Pacific Tiger distribution fees were reimbursed by the Advisor. The Class I shares of the Funds do not have a distribution plan.

      The Funds bear a portion of the fees paid to certain service providers (exclusive of the Funds' transfer agent) which provide transfer agency and shareholder servicing to certain shareholders. Fees paid to such service providers for the year ended August 31, 2000 are reflected in the statement of operations as follows:

                                                              TRANSFER AGENT        ADMINISTRATION        TOTAL
                                                              --------------       ----------------    -----------
   Matthews Asian Growth and Income Fund ..................      $ 23,516              $ 11,471          $ 34,987
   Matthews Asian Technology Fund..........................        15,138                 7,592            22,730
   Matthews Dragon Century China Fund......................        14,260                 7,112            21,372
   Matthews Japan Fund.....................................        35,708                17,811            53,519
   Matthews Korea Fund.....................................       218,557               109,160           327,717
   Matthews Pacific Tiger Fund.............................       216,117               107,895           324,012




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34                                                           800.789.ASIA [2742]

MATTHEWS INTERNATIONAL FUNDS     NOTES TO FINANCIAL STATEMENTS   AUGUST 31, 2000

--------------------------------------------------------------------------------

   4. INVESTMENT TRANSACTIONS

      Investment transactions for the year ended August 31, 2000, excluding temporary short-term investments, were as follows:

                                                                 PROCEEDS
                                                 PURCHASES      FROM SALES
                                               -------------  --------------
   Matthews Asian Growth and Income Fund.....   $ 6,774,366    $  7,543,275
   Matthews Asian Technology Fund............    40,711,886       8,209,252
   Matthews Dragon Century China Fund........     7,918,839       5,967,412
   Matthews Japan Fund.......................    57,440,570      57,352,869
   Matthews Korea Fund.......................    83,741,687     163,177,401
   Matthews Pacific Tiger Fund...............    59,384,600      73,995,240

   The Funds invest excess cash in interest bearing deposits at The Bank of New York.

   5. CAPITAL LOSS CARRYOVER

      At August 31, 2000, the Funds had capital loss carryovers expiring through 2008 as follows:

                                                        EXPIRING ON:
                                             ----------------------------------
                                                2006        2007        2008
                                             ----------  ----------  ----------
   Matthews Asian Technology Fund .........     $  -        $  -     $2,390,436

   These amounts are available to offset possible future capital gains of the Fund.

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WWW.MATTHEWSFUNDS.COM                                                         35

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

   To the Shareholders and Board of Trustees of Matthew International Funds:

   We have audited the accompanying statements of assets and liabilities, including the schedules of investments of Matthews International Funds (comprised of the Matthews Asian Growth and Income Fund, Matthews Asian Technology Fund, Matthews Dragon Century China Fund, Matthews Japan Fund, Matthews Korea Fund and Matthews Pacific Tiger Fund, collectively referred to as the "Funds") as of August 31, 2000, and the related statements of operations, statements of changes in net assets and financial highlights for the periods indicated thereon. These financial statements and financial
   highlights   are  the   responsibility   of  the   Funds'   management.   Our
   responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Funds for the periods prior to August 31, 1999 were audited by other auditors whose report dated October 9, 1998 expressed an unqualified opinion on the financial highlights.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Matthews International Funds as of August 31, 2000, the results of their operations, changes in their net assets and the financial highlights for each of the periods indicated thereon, in conformity with generally accepted accounting principles.

   TAIT, WELLER & BAKER

   Philadelphia, Pennsylvania
   October 13, 2000

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36                                                           800.789.ASIA [2742]

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


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


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


                                BOARD OF TRUSTEES
                           Richard K. Lyons, Chairman
                               Robert K. Connolly
                              David FitzWilliam-Lay
                               Norman W. Berryessa
                            John H. Dracott, Emeritus

                                    OFFICERS
                                G. Paul Matthews
                                 Mark W. Headley
                               Joseph M. O'Donnell
                                 James E. Walter

                               INVESTMENT ADVISOR
                 Matthews International Capital Management, LLC
                        456 Montgomery Street, Suite 1200
                      San Francisco, California 94104-1245
                               800.789.ASIA (2742)

                                   UNDERWRITER
                          Provident Distributors, Inc.
                               3200 Horizon Drive
                         King of Prussia, PA 19406-0903

                              SHAREHOLDER SERVICES
                                    PFPC Inc.
                              211 South Gulph Road
                    King of Prussia, Pennsylvania 19406-0903
                                  800.892.0382

                                    CUSTODIAN
                              The Bank of New York
                              90 Washington Street
                          New York, New York 10286-0007

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                      San Francisco, California 94104-2635

                           [GRAPHIC OF DRAGON OMITTED]

--------------------------------------------------------------------------------
                      FOR ADDITIONAL INFORMATION ABOUT THE
                          MATTHEWS INTERNATIONAL FUNDS:
                        456 MONTGOMERY STREET, SUITE 1200
                      SAN FRANCISCO, CALIFORNIA 94104-1245
                               800.789.ASIA (2742)
                              WWW.MATTHEWSFUNDS.COM
--------------------------------------------------------------------------------

                   DISTRIBUTED BY PROVIDENT DISTRIBUTORS, INC.
                                  MAT-AR 8/00


--------------------------------------------------------------------------------
                                    MATTHEWS
--------------------------------------------------------------------------------

                               INTERNATIONAL FUNDS

                              WWW.MATTHEWSFUNDS.COM


                      MATTHEWS ASIAN GROWTH AND INCOME FUND

                         MATTHEWS ASIAN TECHNOLOGY FUND

                       MATTHEWS DRAGON CENTURY CHINA FUND

                               MATTHEWS JAPAN FUND

                               MATTHEWS KOREA FUND

                           MATTHEWS PACIFIC TIGER FUND


                           [GRAPHIC OF DRAGON OMITTED]
--------------------------------------------------------------------------------
                                  ANNUAL REPORT

                                 AUGUST 31, 2000

                      [GRAPHIC OF ASIAN CHARACTERS OMITTED]
--------------------------------------------------------------------------------